UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04782

HSBC FUNDS
(Exact name of registrant as specified in charter)

452 FIFTH AVENUE
NEW YORK, NY 10018
(Address of principal executive offices) (Zip code)

STEFANO MICHELAGNOLI
PRESIDENT
452 FIFTH AVENUE
NEW YORK, NY 10018
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-782-8183

Date of fiscal year end: October 31

Date of reporting period: October 31, 2023

Item 1. Reports to Shareholders.

(a)	The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”):

HSBC Funds

Annual Report

October 31, 2023

MONEY MARKET FUNDS	Class A (formerly, Class D)*	Class E	Class I	Intermediary Class	Intermediary Service Class	Class P	Class Y
HSBC U.S. Government Money Market Fund	HGDXX	HGEXX	HGIXX	HGGXX	HGFXX	HGPXX	RGYXX
HSBC U.S. Treasury Money Market Fund	HTDXX	HTEXX	HBIXX	HTGXX	HTFXX	HTPXX	HTYXX
*	Effective October 29, 2023, the Class D Shares of the HSBC Money Market Funds were redesignated as the Class A Shares.

HSBC Family of Funds

Annual Report - October 31, 2023

Glossary of Terms

Basis points (BPS) refers to a common unit of measure for interest rates and other percentages in finance. One basis point is equal to 1/100th of 1%, or 0.01%, or 0.0001, and is used to denote the percentage change in a financial instrument.

Duration is a measure of the sensitivity of the price of a bond or other debt instrument to a change in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. A bond’s duration is easily confused with its term or time to maturity because they are both measured in years. However, a bond’s term is a linear measure of the years until repayment of principal is due; it does not change with the interest rate environment. Duration, on the other hand, is non-linear and accelerates as time to maturity lessens.

Secured Overnight Financing Rate (“SOFR”) is a broad measure of the cost of borrowing cash overnight collateralized by Treasury securities. SOFR includes all trades in the Broad General Collateral Rate plus bilateral Treasury repurchase agreement (repo) transactions cleared through the Delivery-versus-Payment (DVP) service offered by the Fixed Income Clearing Corporation (FICC), which is filtered to remove a portion of transactions considered specials.

2	HSBC FAMILY OF FUNDS

Portfolio Reviews (Unaudited)

HSBC U.S. Government Money Market Fund

(Class A Shares (formerly, Class D Shares), Class E Shares, Class I Shares,
Intermediary Class, Intermediary Service Class, Class P Shares and Class Y Shares)

by John Chiodi
Senior Portfolio Manager

Moody’s and Standard & Poor’s have assigned an “Aaa-mf” and “AAAm” rating to the HSBC U.S. Government Money Market Fund.[1]

Investment Concerns

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account or a deposit of HSBC Bank USA, N.A. or any other bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

For a complete description of these and other risks associated with investment in a mutual fund, please refer to the Fund’s prospectus.

Portfolio Performance

Yields on U.S. government money market securities rose significantly during the 12-month period ending October 31, 2023. The Federal Reserve (Fed) raised the federal funds rate six times during the period, resulting in a cumulative increase of 225 basis points‡.

Throughout the majority of the period, the Fund maintained a short weighted average maturity to take advantage of the rising rate environment.

The assets held in the federal reverse repurchase agreement (RRP) facility dropped significantly over the period. The decrease of volume in overnight positions kept yields in short-term Treasury bills attractive, but also prevented them from moving significantly higher. As a result, the Fund increased its position in higher-yielding Treasury bills with less than three months of maturity.

During the first half of the period, the Fund maintained a significant position in floating-rate notes, which outperformed fixed-rate notes in a rising rate environment.

As rate hikes decelerated in the second half of the period, the Fund began to reduce its holdings in floating-rate notes, including floating-rate Treasuries, and increased its position in fixed-rate securities. This allowed the Fund to take advantage of a fixed-rate market that had been underpriced in expectation of more and greater rate hikes that, in our opinion, appeared less likely to materialize.

A regional bank crisis in March led to an increase in the supply of agency securities, which drove up yields. In response, the Fund increased its position in agencies.

A standoff in Congress over raising the debt ceiling halted Treasury issuance in January. The resolution of the standoff in June came with a flood of Treasury bill supply, which increased yields. In response, the Fund increased its position in Treasuries overall in the latter half of the period†.

† Portfolio composition is subject to change.

‡ For additional information, please refer to the Glossary of Terms.

Fund Performance		Average Annual Total Return (%)				Yield (%)[2]	Expense Ratio (%)[3]
As of October 31, 2023	Inception Date	1 Year	5 Year	10 Year	Since Inception	7-Day Average	Gross	Net
Class A Shares (formerly, Class D Shares)	4/1/99	4.42	1.49	0.90	1.54	4.94	0.48	0.48
Class E4	7/12/16	—	—	—	0.34	—	0.23	0.23
Class I5	12/24/03	4.79	1.72	1.11	1.11	5.29	0.13	0.13
Intermediary Class	7/12/16	4.76	1.70	—	1.47	5.26	0.28	0.18
Intermediary Service Class	7/12/16	4.74	1.68	—	1.45	5.24	0.33	0.20
Class P	5/11/23	—	—	—	2.45	5.24	0.28	0.18
Class Y	7/1/96	4.68	1.64	1.04	2.03	5.19	0.23	0.23

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

The performance above reflects any fee waivers that have been in effect during the applicable periods, as well as any expense reimbursements that have periodically been made. Absent such waivers and reimbursements, returns would have been lower. Currently, contractual fee waivers and/or expense reimbursements are in effect for the Fund through March 1, 2024 for the Class E Shares, Class I Shares, Intermediary Class Shares, Intermediary Service Class Shares and Class P Shares. HSBC Global Asset Management (USA) Inc., the Adviser, may voluntarily waive or limit net operating expenses in excess of these contractual arrangements. The Adviser may terminate any voluntary waivers and expense limitation efforts at any time and shareholders should not expect these voluntary waiver and expense limitation efforts to continue indefinitely.

1	The “Aaa-mf ” and “AAAm” money market fund rating is historical and reflects Moody’s and Standard & Poor’s opinion as to the quality of the Fund’s investments, liquidity management, and operations and trading support. Periodic reviews are conducted to ensure a secure operations environment. Moody’s and Standard & Poor’s ratings represent an opinion only, not a recommendation to buy or sell. Obligations rated A-1+, A-1 or P-1 are rated in the highest short-term rating category by Standard & Poor’s (A-1+ or A-1) or Moody’s Investor Service (P-1). The obligor’s capacity to meet its financial commitments on these obligations is regarded to be “extremely strong” (A-1+) “strong” (A-1) or “superior” (P-1).
2	The seven-day average yield quotation more closely reflects the current earnings of the money market fund than the total return quotation. The seven-day average yield reflects contractual and voluntary fee waivers/expense reimbursements. Without the contractual and voluntary fee waivers/expense reimbursements, the yields would have been 4.94%, 5.29%, 5.14%, 5.09%, 5.14% and 5.19% for Class A Shares (formerly, Class D Shares), Class I Shares, Intermediary Class, Intermediary Service Class, Class P Shares and Class Y Shares, respectively.
3	Reflects the expense ratio as reported in the prospectus dated February 28, 2023, as supplemented. The Adviser has entered into a contractual expense limitation agreement with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies) to an annual rate of 0.25%, 0.14%, 0.18%, 0.20%, and 0.18% for Class E Shares, Class I Shares, Intermediary Class Shares, Intermediary Service Class Shares and Class P Shares, respectively. The expense limitation shall be in effect until March 1, 2024. Additional information pertaining to the October 31, 2023 expense ratios can be found in the financial highlights.
4	Class E Shares were operational during a portion of the periods presented. Amounts reflect performance for the period of time the Class had operations, which was 112 and 283 days during the years ended October 31, 2016 and 2017, respectively. The Class was not operational during the entire fiscal years ended October 31, 2018 through 2023. No return is presented for the one-year period with non-continuous operations.
5	Class I Shares were operational during a portion of the periods presented. Amounts reflect performance for the period of time the Class had operations, which was 10, 89,136 and 357 days during the years ended October 31, 2004, 2005, 2006 and 2007, respectively. The Class was operational during the entire fiscal years ended October 31, 2008 through 2023.
HSBC FAMILY OF FUNDS	3

Portfolio Reviews (Unaudited)

HSBC U.S. TREASURY Money Market Fund

(Class A Shares (formerly, Class D Shares), Class E Shares, Class I Shares,
Intermediary Class, Intermediary Service Class, Class P Shares and Class Y Shares)

by John Chiodi
Senior Portfolio Manager

Moody’s and Standard & Poor’s have assigned an “Aaa-mf” and “AAAm” rating to the HSBC U.S. Treasury Money Market Fund.[1]

Investment Concerns

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account or a deposit of HSBC Bank USA, N.A. or any other bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

For a complete description of these and other risks associated with investment in a mutual fund, please refer to the Fund’s prospectus.

Portfolio Performance

Yields on U.S. Treasury money market securities rose significantly during the 12-month period ending October 31, 2023. The Federal Reserve (Fed) raised the federal funds rate six times during the period, resulting in a cumulative increase of 225 basis points‡.

The assets held in the federal reverse repurchase agreement (RRP) facility dropped significantly over the period. The decrease of liquidity in overnight positions depressed yields in those markets and improved yields for short-term Treasury bills generally.

A standoff in Congress over raising the debt ceiling halted Treasury issuance in January. The resolution of the standoff in June came with a flood of Treasury bill supply, which increased yields. In response, the Fund increased its position in Treasuries overall in the latter half of the period†.

Throughout the majority of the period, the Fund maintained a short weighted average maturity and a significant position in floating-rate notes in anticipation of continued rate hikes. However, as rate hikes decelerated in the second half of the period, the Fund began to reduce its holdings in floating-rate notes and increased its position in fixed-rate securities. This allowed the Fund to take advantage of a fixed-rate market that had been underpriced in expectation of more and greater rate hikes than appeared likely to materialize.

† Portfolio composition is subject to change.

‡ For additional information, please refer to the Glossary of Terms.

Fund Performance		Average Annual Total Returns (%)				Yield (%)[2]	Expense Ratio (%)[3]
As of October 31, 2023	Inception Date	1 Year	5 Year	10 Year	Since Inception	7-Day Average	Gross	Net
Class A Shares (formerly, Class D Shares)	5/14/01	4.38	1.46	0.87	1.07	4.94	0.49	0.49
Class E4	7/12/16	—	—	—	0.37	—	0.24	0.24
Class I5	12/30/03	4.76	1.69	1.07	1.20	5.30	0.14	0.14
Intermediary Class	7/12/16	4.74	1.68	—	1.43	5.28	0.29	0.18
Intermediary Service Class	7/12/16	4.72	1.66	—	1.43	5.26	0.34	0.20
Class P	5/11/23	—	—	—	2.45	5.26	0.29	0.18
Class Y	5/11/01	4.64	1.61	1.00	1.21	5.19	0.24	0.24

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

The performance above reflects any fee waivers that have been in effect during the applicable periods, as well as any expense reimbursements that have periodically been made. Absent such waivers and reimbursements, returns would have been lower. Currently, contractual fee waivers and/or expense reimbursements are in effect for the Fund through March 1, 2024 for the Class E Shares, Class I Shares, Intermediary Class Shares, Intermediary Service Class Shares and Class P Shares. HSBC Global Asset Management (USA) Inc., the Adviser, may voluntarily waive or limit net operating expenses in excess of these contractual arrangements. The Adviser may terminate any voluntary waivers and expense limitation efforts at any time and shareholders should not expect these voluntary waiver and expense limitation efforts to continue indefinitely.

1	The “Aaa-mf and “AAAm” money market fund rating is historical and reflects Moody’s and Standard & Poor’s opinion as to the quality of the Fund’s investments, liquidity management, and operations and trading support. Periodic reviews are conducted to ensure a secure operations environment. Moody’s and Standard & Poor’s ratings represent an opinion only, not a recommendation to buy or sell. Obligations rated A-1+, A-1 or P-1 are rated in the highest short-term rating category by Standard & Poor’s (A-1+ or A-1) or Moody’s Investor Service (P-1). The obligor’s capacity to meet its financial commitments on these obligations is regarded to be “extremely strong” (A-1+) “strong” (A-1) or “superior” (P-1).
2	The seven-day average yield quotation more closely reflects the current earnings of the money market fund than the total return quotation. The seven-day average yield reflects contractual and voluntary fee waivers/expense reimbursements. Without the contractual and voluntary fee waivers/expense reimbursements, the yields would have been 4.94%, 5.29%, 5.14%, 5.09%, 5.14% and 5.19% for the Class A Shares (formerly, Class D Shares), Class I Shares, Intermediary Class, Intermediary Service Class, Class P Shares and Class Y Shares, respectively.
3

Reflects the expense ratio as reported in the prospectus dated February 28, 2023, as supplemented. The Adviser has entered into a contractual expense limitation agreement with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies) to an annual rate of 0.25%, 0.14%, 0.18%, 0.18% and 0.20% for Class E Shares, Class I Shares, Intermediary Class Shares, Class P Shares and Intermediary Service Class Shares, respectively. The expense limitation shall be in effect until March 1, 2024. Additional information pertaining to the October 31, 2023 expense ratios can be found in the financial highlights.

4	Class E Shares were operational during a portion of the periods presented. Amounts reflect performance for the period of time the Class had operations, which was 112 and 283 days during the fiscal years ended October 31, 2016 and 2017, respectively. The Class was not operational during the entire fiscal years ended October 31, 2018 through 2023. No return is presented for the one-year period with non-continuous operations.
5	Class I Shares were operational during a portion of the periods presented. Amounts reflect performance for the period of time the Class had operations, which was 13 and 280 days during the fiscal years ended October 31, 2004 and 2005, respectively. The Class was operational during the entire fiscal years ended October 31, 2006 through 2023.

4	HSBC FAMILY OF FUNDS

Portfolio Reviews

Portfolio Composition*

October 31, 2023 (Unaudited)

HSBC U.S. Government Money Market Fund
Investment Allocation	Percentage of Investments at Value (%)
Repurchase Agreements	44.4
U.S. Treasury Obligations	29.9
U.S. Government and Government Agency Obligations	20.8
Investment Companies	4.9
Total	100.0

HSBC U.S. Treasury Money Market Fund
Investment Allocation	Percentage of Investments at Value (%)
U.S. Treasury Obligations	100.0
Total	100.0

* Portfolio composition is subject to change.

HSBC FAMILY OF FUNDS	5

HSBC U.S. GOVERNMENT MONEY MARKET FUND

Schedule of Portfolio Investments—as of October 31, 2023

U.S. Government and Government Agency Obligations — 21.1%
	Principal Amount ($)	Value ($)
Federal Farm Credit Banks — 9.1%
4.82%, 12/22/2023(a)	18,000,000	17,882,955
5.31% (USBMMY3M - 9 bps), 04/30/2024(b)	250,000,000	249,984,450
5.34% (SOFR + 3 bps), 01/08/2024(b)	80,000,000	79,999,260
5.34% (SOFR + 3 bps), 01/23/2024(b)	135,500,000	135,491,942
5.35% (FEDL01 + 2 bps), 05/17/2024(b)	50,000,000	49,973,284
5.35% (SOFR + 4 bps), 03/18/2024(b)	35,000,000	34,998,538
5.35% (SOFR + 4 bps), 04/29/2024(b)	15,000,000	14,998,729
5.35% (SOFR + 4 bps), 05/15/2024(b)	20,000,000	19,997,623
5.36% (SOFR + 5 bps), 04/12/2024(b)	40,000,000	39,998,135
5.37% (FCPR DLY - 313 bps), 05/24/2024(b)	50,000,000	50,000,000
5.37% (SOFR + 6 bps), 12/27/2023(b)	103,000,000	103,000,873
5.37% (SOFR + 6 bps), 01/10/2024(b)	54,000,000	54,000,000
5.37% (SOFR + 6 bps), 07/08/2024(b)	50,000,000	49,993,478
5.37% (SOFR + 6 bps), 10/08/2024(b)	10,270,000	10,259,992
5.38% (FCPR DLY - 312 bps), 01/08/2024(b)	67,000,000	67,000,000
5.39% (SOFR + 8 bps), 07/22/2024(b)	14,000,000	13,992,916
5.39% (SOFR + 8 bps), 11/08/2024(b)	4,000,000	3,995,185
5.40% (FCPR DLY - 310 bps), 02/27/2024(b)	20,000,000	19,999,737
5.40% (FCPR DLY - 310 bps), 07/15/2024(b)	30,000,000	29,992,606
5.40% (FCPR DLY - 310 bps), 08/26/2024(b)	245,000,000	244,884,111
5.40% (FEDL01 + 7 bps), 10/04/2024(b)	21,000,000	20,989,247
5.40% (SOFR + 9 bps), 07/01/2024(b)	10,000,000	10,000,000
5.40% (SOFR + 9 bps), 09/23/2024(b)	80,000,000	80,001,195
5.41% (FEDL01 + 8 bps), 09/09/2024(b)	100,000,000	100,000,000
5.41% (SOFR + 10 bps), 08/08/2024(b)	45,000,000	45,000,000
5.42% (SOFR + 11 bps), 11/22/2024(b)	50,000,000	50,000,000
5.43% (SOFR + 12 bps), 01/22/2024(b)	18,500,000	18,499,498
5.45% (FCPR DLY - 305 bps), 04/01/2025(b)	10,000,000	9,999,241
5.45% (SOFR + 14 bps), 11/06/2023(b)	40,800,000	40,800,425
5.45% (SOFR + 14 bps), 09/05/2024(b)	5,000,000	4,999,257
U.S. Government and Government Agency Obligations (continued)
	Principal Amount ($)	Value ($)
5.45% (SOFR + 14 bps), 10/10/2024(b)	5,000,000	4,999,908
5.46% (FCPR DLY - 304 bps), 10/17/2024(b)	56,000,000	55,979,341
5.46% (FCPR DLY - 304 bps), 10/28/2024(b)	75,000,000	74,977,486
5.46% (FEDL01 + 13 bps), 05/02/2025(b)	35,000,000	35,000,000
5.47% (FCPR DLY - 303 bps), 09/25/2025(b)	400,000,000	399,979,207
5.47% (SOFR + 16 bps), 08/28/2025(b)	22,000,000	22,000,000
5.48% (FCPR DLY - 302 bps), 09/08/2025(b)	90,000,000	90,000,000
5.48% (FCPR DLY - 303 bps), 03/10/2025(b)	300,000,000	299,988,264
5.49% (SOFR + 18 bps), 01/03/2025(b)	70,000,000	70,000,000
5.50% (FCPR DLY - 300 bps), 04/21/2025(b)	70,000,000	70,000,000
5.50% (SOFR + 19 bps), 11/25/2024(b)	27,476,000	27,478,606
5.51% (FCPR DLY - 300 bps), 03/20/2025(b)	125,000,000	125,000,000
5.51% (FEDL01 + 18 bps), 12/23/2024(b)	200,000,000	200,000,000
5.51% (SOFR + 20 bps), 12/05/2024(b)	5,000,000	5,001,460
5.52% (FCPR DLY - 298 bps), 12/28/2024(b)	250,000,000	249,982,018
5.52% (FCPR DLY - 298 bps), 01/09/2025(b)	9,495,000	9,494,885
5.52% (FEDL01 + 19 bps), 06/20/2025(b)	75,000,000	75,000,000
5.53%, 10/07/2024(a)	50,000,000	47,551,431
5.56%, 10/15/2024(a)	25,000,000	23,739,722
		3,556,905,005
Federal Home Loan Banks — 11.5%
5.06%, 02/06/2024(a)	423,000,000	417,586,187
5.20%, 12/28/2023(a)	15,000,000	14,882,200
5.34% (SOFR + 3 bps), 12/26/2023(b)	100,000,000	100,000,000
5.34% (SOFR + 3 bps), 01/04/2024(b)	125,000,000	125,000,000
5.34% (SOFR + 3 bps), 01/05/2024(b)	125,000,000	125,000,000
5.34% (SOFR + 3 bps), 01/17/2024(b)	575,000,000	575,000,000
5.35% (SOFR + 4 bps), 01/19/2024(b)	100,000,000	100,000,000
5.35% (SOFR + 4 bps), 02/05/2024(b)	125,000,000	125,000,000
5.35% (SOFR + 4 bps), 02/09/2024(b)	150,000,000	150,000,000
5.35% (SOFR + 4 bps), 02/16/2024(b)	250,000,000	250,000,000
5.35% (SOFR + 4 bps), 02/20/2024(b)	100,000,000	100,000,000
5.35% (SOFR + 4 bps), 02/26/2024(b)	50,000,000	50,000,000

6	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC U.S. GOVERNMENT MONEY MARKET FUND

Schedule of Portfolio Investments—as of October 31, 2023 (continued)

U.S. Government and Government Agency Obligations (continued)
	Principal Amount ($)	Value ($)
5.35% (SOFR + 4 bps), 02/27/2024(b)	250,000,000	250,000,000
5.36% (SOFR + 5 bps), 03/12/2024(b)	150,000,000	150,000,000
5.36% (SOFR + 5 bps), 03/22/2024(b)	250,000,000	250,000,000
5.37% (SOFR + 6 bps), 06/17/2024(b)	100,000,000	100,000,000
5.38% (SOFR + 7 bps), 05/24/2024(b)	240,000,000	240,000,000
5.39% (SOFR + 8 bps), 02/26/2024(b)	100,000,000	100,000,000
5.40% (SOFR + 9 bps), 12/27/2023(b)	100,000,000	100,000,000
5.41% (SOFR + 10 bps), 12/10/2024(b)	55,000,000	54,949,737
5.42% (SOFR + 11 bps), 11/08/2024(b)	95,000,000	94,995,989
5.42% (SOFR + 11 bps), 12/02/2024(b)	100,000,000	100,000,000
5.43% (SOFR + 12 bps), 03/06/2024(b)	100,000,000	100,000,000
5.47%, 06/18/2024	150,000,000	150,000,000
5.51%, 07/12/2024	150,000,000	150,000,000
5.55%, 04/15/2024(a)	100,000,000	97,556,111
5.55%, 09/16/2024(a)	100,000,000	95,386,667
5.56%, 06/17/2024(a)	100,000,000	96,654,056
5.56%, 09/25/2024(a)	200,000,000	190,504,694
		4,452,515,641
Federal Home Loan Mortgages — 0.5%
Federal Home Mortgage Corp. 5.42%, 06/17/2024	175,000,000	175,000,000
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $8,184,420,646)		8,184,420,646

U.S. Treasury Obligations — 30.2%
U.S. Treasury Bills — 29.2%
5.08%, 11/09/2023(a)	150,000,000	149,837,133
5.39%, 11/24/2023(a)	150,000,000	149,504,350
5.39%, 06/13/2024(a)	100,000,000	96,843,125
5.41%, 11/07/2023(a)	150,000,000	149,868,825
5.43%, 11/14/2023(a)	150,000,000	149,715,083
5.43%, 12/28/2023(a)	100,000,000	99,175,004
5.44%, 11/16/2023(a)	250,000,000	249,448,333
5.45%, 12/05/2023(a)	150,000,000	149,251,788
5.45%, 12/07/2023(a)	100,000,000	99,476,900
5.45%, 10/03/2024(a)	100,000,000	95,216,472
5.46%, 12/05/2023(a)	250,000,000	248,738,931
5.47%, 12/12/2023(a)	125,000,000	124,245,201
5.47%, 01/18/2024(a)	225,000,000	222,440,382
5.48%, 12/05/2023(a)	250,000,000	248,735,625
5.48%, 12/12/2023(a)	200,000,000	198,790,500
5.48%, 12/19/2023(a)	136,000,000	135,038,027
5.48%, 12/28/2023(a)	110,000,000	109,071,605
5.48%, 01/18/2024(a)	200,000,000	197,687,733
5.48%, 02/08/2024(a)	125,000,000	123,191,016
5.49%, 12/26/2023(a)	150,000,000	148,781,979
U.S. Treasury Obligations (continued)
5.49%, 01/04/2024(a)	110,000,000	108,954,756
5.49%, 01/11/2024(a)	200,000,000	197,893,667
5.49%, 01/11/2024(a)	200,000,000	197,893,272
5.49%, 01/16/2024(a)	230,000,000	227,415,630
5.49%, 01/18/2024(a)	200,000,000	197,686,867
5.49%, 02/01/2024(a)	250,000,000	246,633,056
5.49%, 02/08/2024(a)	125,000,000	123,189,297
5.50%, 01/02/2024(a)	150,000,000	148,624,117
5.50%, 01/02/2024(a)	150,000,000	148,623,729
5.50%, 01/09/2024(a)	190,000,000	188,058,627
5.50%, 01/16/2024(a)	150,000,000	148,312,167
5.51%, 01/23/2024(a)	210,000,000	207,415,276
5.51%, 01/23/2024(a)	210,000,000	207,414,549
5.51%, 01/30/2024(a)	200,000,000	197,328,750
5.51%, 02/15/2024(a)	125,000,000	123,054,826
5.51%, 02/15/2024(a)	125,000,000	123,054,458
5.51%, 02/27/2024(a)	200,000,000	196,502,611
5.52%, 01/30/2024(a)	200,000,000	197,328,500
5.52%, 02/06/2024(a)	200,000,000	197,116,944
5.52%, 02/06/2024(a)	200,000,000	197,116,406
5.52%, 02/22/2024(a)	150,000,000	147,506,937
5.52%, 03/07/2024(a)	150,000,000	147,196,740
5.52%, 03/07/2024(a)	100,000,000	98,130,278
5.52%, 03/14/2024(a)	210,000,000	205,857,167
5.52%, 03/21/2024(a)	370,000,000	362,319,417
5.52%, 04/25/2024(a)	100,000,000	97,408,889
5.53%, 02/13/2024(a)	200,000,000	196,907,444
5.53%, 02/20/2024(a)	400,000,000	393,397,967
5.53%, 09/05/2024(a)	100,000,000	95,552,117
5.54%, 02/13/2024(a)	200,000,000	196,901,378
5.54%, 03/28/2024(a)	210,000,000	205,413,110
5.54%, 03/28/2024(a)	210,000,000	205,411,383
5.54%, 04/11/2024(a)	400,000,000	390,424,000
5.54%, 05/02/2024(a)	400,000,000	389,241,778
5.55%, 04/25/2024(a)	200,000,000	194,793,333
5.55%, 04/25/2024(a)	200,000,000	194,792,844
5.56%, 04/04/2024(a)	210,000,000	205,173,106
5.56%, 04/18/2024(a)	200,000,000	194,992,436
5.56%, 04/18/2024(a)	200,000,000	194,990,558
5.57%, 04/04/2024(a)	210,000,000	205,164,517
5.58%, 02/29/2024(a)	200,000,000	196,433,334
6.03%, 12/12/2023(a)	125,000,000	124,246,198
		11,366,930,448
U.S. Treasury Note — 1.0%
U.S. Treasury Note 5.38% (USBMMY3M + 2 bps), 01/31/2024(b)	375,000,000	375,107,954
TOTAL U.S. TREASURY OBLIGATIONS (Cost $11,742,038,402)		11,742,038,402

Repurchase Agreements — 44.8%
Bank of Montreal, 5.300%, 11/1/23, (Purchased on 10/31/23, proceeds at maturity $200,029,444, Collateralized by Various U.S. Government Agency Obligations, (2.50% - 7.50%), (5/20/52 - 10/20/53), fair value of $204,000,000)	200,000,000	200,000,000

See notes to financial statements.	HSBC FAMILY OF FUNDS	7

HSBC U.S. GOVERNMENT MONEY MARKET FUND

Schedule of Portfolio Investments—as of October 31, 2023 (continued)

Repurchase Agreements (continued)
	Principal Amount ($)	Value ($)
Bank of Montreal, 5.280%, 11/1/23, (Purchased on 10/31/23, proceeds at maturity $143,020,973, Collateralized by Various U.S. Treasury Obligations, (4.13% - 4.63%), (3/15/26 - 8/15/53), fair value of $145,860,004)	143,000,000	143,000,000
BNP Paribas SA, 5.300%, 11/1/23, (Purchased on 10/31/23, proceeds at maturity $250,036,806, Collateralized by Various U.S. Government Agency Obligations, (0.00% - 7.00%), (11/16/23 - 10/01/53), fair value of $255,000,000)	250,000,000	250,000,000
Canadian Imperial Bank of Commerce, 5.300%, 11/1/23, (Purchased on 10/31/23, proceeds at maturity $150,022,083, Collateralized by Various U.S. Government Agency Obligations, (0.13% - 7.50%), (6/30/24 - 10/1//53), fair value of $153,000,082)	150,000,000	150,000,000
Citigroup Global Markets, 5.310%, 11/1/23, (Purchased on 10/31/23, proceeds at maturity $500,073,750, Collateralized by Various U.S. Government Agency Obligations, (1.91% - 8.50%), (4/1/25 - 9/20/53), fair value of $510,000,832)	500,000,000	500,000,000
Credit Agricole, 5.300%, 11/1/23, (Purchased on 10/31/23, proceeds at maturity $250,036,806, Collateralized by U.S. Treasury Obligation, (4.63%), (2/28/25), fair value of $255,000,053)	250,000,000	250,000,000
Repurchase Agreements (continued)
	Principal Amount ($)	Value ($)
Federal Reserve Bank NY, 5.300%, 11/1/23, (Purchased on 10/31/23, proceeds at maturity $6,500,956,944, Collateralized by Various U.S. Treasury Obligations, (0.50% - 4.25%), (1/15/25 - 5/15/47), fair value of $6,500,957,007)	6,500,000,000	6,500,000,000
Fixed Income Clearing Corporation (Bank of New York), 5.310%, 11/1/23, (Purchased on 10/31/23, proceeds at maturity $2,000,295,000, Collateralized by Various U.S. Treasury Obligations, (0.13% - 4.50%), (7/15/24 - 10/15/26), fair value of $2,040,000,048)	2,000,000,000	2,000,000,000
Fixed Income Clearing Corporation (Northern Trust Corp.), 5.300%, 11/1/23, (Purchased on 10/31/23, proceeds at maturity $1,000,147,222, Collateralized by Various U.S. Treasury Obligations, (1.38% - 3.88%), (11/15/31 - 8/15/33), fair value of $1,020,000,000)	1,000,000,000	1,000,000,000
Fixed Income Clearing Corporation (Northern Trust Corp.), 5.310%, 11/1/23, (Purchased on 10/31/23, proceeds at maturity $2,000,295,000, Collateralized by Various U.S. Treasury Obligations, (0.75% - 4.50%), (7/15/26 - 6/30/30), fair value of $2,040,000,000)	2,000,000,000	2,000,000,000
8	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC U.S. GOVERNMENT MONEY MARKET FUND

Schedule of Portfolio Investments—as of October 31, 2023 (continued)

Repurchase Agreements (continued)
	Principal Amount ($)	Value ($)
Fixed Income Clearing Corporation (State Street Bank & Trust Co.), 5.310%, 11/1/23, (Purchased on 10/31/23, proceeds at maturity $1,710,252,225, Collateralized by Various U.S. Treasury Obligations, (0.25% - 5.00%), (7/31/25 - 9/30/25), fair value of $1,744,200,013)	1,710,000,000	1,710,000,000
Goldman Sachs & Co., 5.310%, 11/1/23, (Purchased on 10/31/23, proceeds at maturity $250,036,875, Collateralized by Various U.S. Government Agency Obligations, (2.50% - 6.00%), (2/15/39 - 5/15/60), fair value of $255,000,079)	250,000,000	250,000,000
Mizuho Securities USA, 5.310%, 11/1/23, (Purchased on 10/31/23, proceeds at maturity $200,029,500, Collateralized by Various U.S. Treasury Obligations, (0.25% - 5.00%), (6/15/24 - 6/30/30), fair value of $204,000,069)	200,000,000	200,000,000
Societe’ Generale NY, 5.300%, 11/1/23, (Purchased on 10/31/23, proceeds at maturity $250,036,806, Collateralized by Various U.S. Treasury Obligations, (1.88% - 4.50%), (8/15/39 - 2/15/41), fair value of $255,000,075)	250,000,000	250,000,000
Repurchase Agreements (continued)
	Principal Amount ($)	Value ($)
Standard Chartered Bank, 5.310%, 11/1/23, (Purchased on 10/31/23, proceeds at maturity $500,073,750, Collateralized by Various U.S. Government Agency Obligations, (0.75% - 6.00%), (4/30/26 - 7/20/53), fair value of $510,000,075)	500,000,000	500,000,000
Toronto Dominion Bank NY, 5.310%, 11/1/23, (Purchased on 10/31/23, proceeds at maturity $500,073,750, Collateralized by Various U.S. Government Agency Obligations, (2.00% - 6.50%), (9/1/34 - 10/1/53), fair value of $510,000,000)	500,000,000	500,000,000
Wells Fargo Securities, LLC, 5.310%, 11/1/23, (Purchased on 10/31/23, proceeds at maturity $500,073,750, Collateralized by Various U.S. Government Agency Obligations, (1.50% - 8.00%), (8/20/27 - 10/20/53), fair value of $510,000,000)	500,000,000	500,000,000
Wells Fargo Securities, LLC, 5.320%, 11/2/23, (Purchased on 10/26/23, proceeds at maturity $500,517,222, Collateralized by Various U.S. Government Agency Obligations, (1.50% - 7.50%), (2/1/24 - 5/1/58), fair value of $510,000,000)	500,000,000	500,000,000
TOTAL REPURCHASE AGREEMENTS (Cost $17,403,000,000)		17,403,000,000

Investment Companies — 4.9%
	Shares	Value ($)
BlackRock Liquidity FedFund Portfolio, Institutional Shares, 5.24%(c)	700,248,312	700,248,312
Dreyfus Government Cash Management, Institutional shares, 5.23%(c)	252,893,550	252,893,550
See notes to financial statements.	HSBC FAMILY OF FUNDS	9

HSBC U.S. GOVERNMENT MONEY MARKET FUND

Schedule of Portfolio Investments—as of October 31, 2023 (continued)

Investment Companies (continued)
	Shares	Value ($)
Federated Government Obligation Fund, Premier Shares, 5.26%(c)	975,405,490	975,405,490
TOTAL INVESTMENT COMPANIES (Cost $1,928,547,352)		1,928,547,352
TOTAL INVESTMENTS IN SECURITIES (Cost $39,258,006,400) — 101.0%		39,258,006,400
Other Assets (Liabilities) — (1.0)%		(391,130,472)
NET ASSETS — 100.0%		$38,866,875,928

(a)	Discount note. Rate presented represents the effective yield at time of purchase.
(b)	Floating or variable rate security linked to the referenced benchmark. The rate presented represents the rate in effect on October 31, 2023. These securities are deemed to have a maturity remaining until the next adjustment of the interest rate or the longer of the demand period or time to the next readjustment.
(c)	The rate represents the annualized 7-day yield that was in effect on October 31, 2023.

bps – Basis Points

FCPR DLY – Federal Reserve Bank Prime Rate Loan US

FEDL01 – Effective Federal Funds Rate

SOFR – Secured Overnight Financing Rate

USBMMY3M – 3 Month Treasury Bill Rate

10	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC U.S. TREASURY MONEY MARKET FUND

Schedule of Portfolio Investments—as of October 31, 2023

U.S. Treasury Obligations — 110.3%
	Principal Amount ($)	Value ($)
U.S. Treasury Bills — 107.8%
5.38%, 11/14/2023(a)	67,600,000	67,470,841
5.39%, 11/02/2023(a)	190,200,000	190,172,102
5.39%, 11/02/2023(a)	257,800,000	257,762,154
5.39%, 11/24/2023(a)	100,000,000	99,658,067
5.39%, 11/28/2023(a)	150,000,000	149,404,313
5.40%, 11/09/2023(a)	200,000,000	199,764,889
5.40%, 11/21/2023(a)	100,000,000	99,705,250
5.40%, 12/14/2023(a)	250,000,000	248,013,812
5.40%, 12/14/2023(a)	250,000,000	248,455,187
5.41%, 11/07/2023(a)	200,000,000	199,823,750
5.41%, 11/07/2023(a)	200,000,000	199,823,667
5.41%, 12/07/2023(a)	300,000,000	298,410,000
5.42%, 11/14/2023(a)	100,000,000	99,807,799
5.42%, 11/21/2023(a)	150,000,000	149,558,250
5.43%, 11/14/2023(a)	20,000,000	19,962,011
5.43%, 11/30/2023(a)	200,000,000	199,142,083
5.44%, 11/09/2023(a)	30,000,000	29,964,733
5.44%, 11/16/2023(a)	175,000,000	174,611,536
5.44%, 11/16/2023(a)	175,000,000	174,611,354
5.44%, 11/16/2023(a)	50,000,000	49,889,667
5.44%, 11/21/2023(a)	40,000,000	39,882,950
5.44%, 12/19/2023(a)	500,000,000	496,454,667
5.45%, 12/05/2023(a)	100,000,000	99,495,572
5.45%, 12/07/2023(a)	20,000,000	19,895,380
5.45%, 12/26/2023(a)	150,000,000	148,778,427
5.46%, 12/05/2023(a)	20,000,000	19,899,889
5.47%, 11/28/2023(a)	20,000,000	19,920,485
5.47%, 12/12/2023(a)	150,000,000	149,085,529
5.47%, 01/18/2024(a)	20,000,000	19,772,478
5.48%, 12/05/2023(a)	100,000,000	99,494,250
5.48%, 12/19/2023(a)	20,000,000	19,858,533
5.48%, 12/28/2023(a)	20,000,000	19,831,201
5.48%, 01/18/2024(a)	20,000,000	19,768,773
5.48%, 02/08/2024(a)	20,000,000	19,710,562
5.49%, 12/26/2023(a)	20,000,000	19,837,597
5.49%, 01/04/2024(a)	20,000,000	19,809,956
5.49%, 01/11/2024(a)	20,000,000	19,789,367
5.49%, 01/11/2024(a)	20,000,000	19,789,327
5.49%, 01/18/2024(a)	20,000,000	19,768,687
5.49%, 01/25/2024(a)	20,000,000	19,751,139
5.49%, 02/01/2024(a)	20,000,000	19,730,644
5.49%, 02/08/2024(a)	20,000,000	19,710,288
5.50%, 01/02/2024(a)	50,000,000	49,544,731
5.50%, 01/02/2024(a)	50,000,000	49,543,611
5.50%, 01/02/2024(a)	15,000,000	14,862,412
5.50%, 01/02/2024(a)	15,000,000	14,862,373
5.50%, 01/09/2024(a)	30,000,000	29,693,467
5.50%, 01/16/2024(a)	20,000,000	19,774,956
5.51%, 01/23/2024(a)	20,000,000	19,753,836
5.51%, 01/23/2024(a)	20,000,000	19,753,767
5.51%, 01/30/2024(a)	20,000,000	19,732,875
5.51%, 02/15/2024(a)	25,000,000	24,610,965
5.51%, 02/15/2024(a)	25,000,000	24,610,892
5.51%, 02/27/2024(a)	20,000,000	19,650,261
5.52%, 01/30/2024(a)	20,000,000	19,732,850
5.52%, 02/06/2024(a)	20,000,000	19,711,694
5.52%, 02/06/2024(a)	20,000,000	19,711,641
5.52%, 02/22/2024(a)	20,000,000	19,667,592
5.52%, 03/07/2024(a)	20,000,000	19,626,232
5.52%, 03/14/2024(a)	20,000,000	19,605,444
U.S. Treasury Obligations (continued)
	Principal Amount ($)	Value ($)
5.52%, 03/21/2024(a)	40,000,000	39,169,667
5.52%, 04/25/2024(a)	15,000,000	14,611,333
5.53%, 02/13/2024(a)	20,000,000	19,690,744
5.53%, 02/20/2024(a)	40,000,000	39,339,797
5.54%, 02/13/2024(a)	20,000,000	19,690,138
5.54%, 03/28/2024(a)	20,000,000	19,563,153
5.54%, 03/28/2024(a)	20,000,000	19,562,989
5.54%, 04/11/2024(a)	40,000,000	39,042,400
5.54%, 05/02/2024(a)	40,000,000	38,924,178
5.55%, 04/25/2024(a)	15,000,000	14,609,500
5.55%, 04/25/2024(a)	20,000,000	19,479,284
5.56%, 04/04/2024(a)	20,000,000	19,540,296
5.56%, 04/18/2024(a)	20,000,000	19,499,244
5.56%, 04/18/2024(a)	20,000,000	19,499,056
5.57%, 04/04/2024(a)	20,000,000	19,539,478
5.58%, 02/29/2024(a)	20,000,000	19,643,333
6.03%, 12/12/2023(a)	165,000,000	163,995,124
6.99%, 11/07/2023(a)	220,000,000	219,805,243
		5,695,701,722
U.S. Treasury Notes — 2.5%
5.38% (USBMMY3M + 2 bps), 01/31/2024(b)	50,000,000	50,007,462
5.57% (USBMMY3M + 17 bps), 04/30/2025(b)	25,000,000	24,998,896
5.60% (USBMMY3M + 20 bps), 01/31/2025(b)	60,000,000	60,000,000
		135,006,358
TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,830,708,080)		5,830,708,080
TOTAL INVESTMENTS IN SECURITIES (Cost $5,830,708,080) — 110.3%		5,830,708,080
Other Assets (Liabilities) — (10.3)%		(544,003,078)
NET ASSETS — 100.0%		$5,286,705,002

(a)	Discount note. Rate presented represents the effective yield at time of purchase.
(b)	Floating or variable rate security linked to the referenced benchmark. The rate presented represents the rate in effect on October 31, 2023. These securities are deemed to have a maturity remaining until the next adjustment of the interest rate or the longer of the demand period or time to the next readjustment.

bps – Basis Points

USBMMY3M – 3 Month Treasury Bill Rate

See notes to financial statements.	HSBC FAMILY OF FUNDS	11

HSBC FAMILY OF FUNDS

Statements of Assets and Liabilities—as of October 31, 2023

	HSBC U.S. Government Money Market Fund	HSBC U.S. Treasury Money Market Fund
Assets:
Investments in securities, at value	$21,855,006,400	$5,830,708,080
Repurchase agreements, at value	17,403,000,000	—
Cash	346,366	354,022
Receivable for fund shares sold	164	—
Interest receivable	58,984,627	20,613
Receivable from custodian	36,699	—
Prepaid expenses and other assets	310,275	97,147
Total Assets	39,317,684,531	5,831,179,862
Liabilities:
Distributions payable	56,930,737	7,923,475
Payable for investments purchased	389,241,778	535,834,553
Payable for Fund shares purchased	178	—
Accrued expenses and other liabilities:
Investment Management	3,227,153	429,113
Administrative Services	578,008	82,080
Sub-Administration	42,469	13,129
Shareholder Servicing	327,084	17,567
Accounting	163,066	31,446
Compliance Services	5,814	5,814
Custodian	26,189	4,141
Printing	68,483	3,000
Professional	101,270	94,480
Sub-Transfer Agent	85,407	25,095
Trustee	6,071	6,071
Other	4,896	4,896
Total Liabilities	450,808,603	544,474,860
Commitments and contingent liabilities (Note 4)	—	—
Net Assets	$38,866,875,928	$5,286,705,002
Composition of Net Assets:
Paid in Capital	$38,873,944,228	$5,287,227,771
Total distributable earnings/(loss)	(7,068,300)	(522,769)
Net Assets	$38,866,875,928	$5,286,705,002

Net Assets:
Class A Shares (formerly, Class D Shares)(1)	$1,465,531,831	$63,928,274
Class I Shares	31,281,874,380	3,321,281,771
Intermediary Class Shares	3,338,524,073	972,874,785
Intermediary Service Class Shares	1,468,864,882	605,494,749
Class P Shares(2)	34,267,699	228,334
Class Y Shares	1,277,813,063	322,897,089
	$38,866,875,928	$5,286,705,002
Shares Outstanding:
($0.001 par value, unlimited number of shares authorized):
Class A Shares (formerly, Class D Shares)(1)	1,465,551,828	63,972,867
Class I Shares	31,288,053,088	3,321,626,103
Intermediary Class Shares	3,338,941,222	972,945,582
Intermediary Service Class Shares	1,469,012,684	605,561,397
Class P Shares(2)	34,267,619	228,350
Class Y Shares	1,278,134,134	322,898,439
Net Asset Value, Offering Price and Redemption Price per share:
Class A Shares (formerly, Class D Shares)(1)	$1.00	$1.00
Class I Shares	$1.00	$1.00
Intermediary Class Shares	$1.00	$1.00
Intermediary Service Class Shares	$1.00	$1.00
Class P Shares(2)	$1.00	$1.00
Class Y Shares	$1.00	$1.00
Investments in securities, at cost	$21,855,006,400	$5,830,708,080
Repurchase agreements, at cost	$17,403,000,000	$—

Amounts designated as “—” are $0.00 or have been rounded to $0.00.

(1)	Includes the conversion of Class A Shares to Class D Shares and the redesignation of Class D Shares as Class A Shares at the close of business on October 29, 2023.
(2)	Commencement of operations May 11, 2023.

12	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC FAMILY OF FUNDS

Statements of Operations - For the year ended October 31, 2023

	HSBC U.S. Government Money Market Fund	HSBC U.S. Treasury Money Market Fund
Investment Income:
Interest	$1,636,378,879	$219,626,071
Dividends	53,381,745	—
Total Investment Income	1,689,760,624	219,626,071

Expenses:
Investment Management Fees	35,564,170	4,618,806
Operational Support:
Class A Shares(1)	1,264	—
Class A Shares (formerly, Class D Shares)(2)	1,430,922	79,742
Intermediary Class Shares	2,197,508	834,180
Intermediary Service Class Shares	1,200,381	430,728
Class P Shares(3)	2,157	558
Class Y Shares	1,429,044	320,445
Administration:
Class A Shares(1)	253	—
Class A Shares (formerly, Class D Shares)(2)	286,130	15,956
Class I Shares	5,860,638	590,632
Intermediary Class Shares	439,500	166,831
Intermediary Service Class Shares	240,057	86,147
Class P Shares(3)	431	112
Class Y Shares	285,812	64,082
Shareholder Servicing:
Class A Shares(1)	5,058	—
Class A Shares (formerly, Class D Shares)(2)	3,577,305	199,356
Intermediary Class Shares	1,098,755	417,090
Intermediary Service Class Shares	1,200,381	430,728
Class P Shares(3)	1,079	279
Accounting	472,218	89,668
Sub-Administration	244,088	25,672
Compliance Services	39,608	39,608
Custodian	234,686	34,815
Printing	335,740	16,739
Professional	559,610	470,575
Sub-Transfer Agent	869,321	283,692
Trustee	283,754	283,754
Registration fees	946,830	372,155
Other	545,979	117,562
Total expenses before fee and expense reductions	59,352,679	9,989,912
Fees voluntarily reduced/reimbursed by Investment Adviser and Administrator	(1,786,113)	(252,939)
Fees contractually reduced/reimbursed by Investment Adviser	(3,853,789)	(2,259,407)
Net Expenses	53,712,777	7,477,566

Net Investment Income/(Loss)	$1,636,047,847	$212,148,505

Realized/Unrealized Gains/(Losses) from Investments:
Net realized gains/(losses) from investments in securities	(6,256,527)	29,710

Net realized/unrealized gains/(losses) on investments	(6,256,527)	29,710
Change in Net Assets Resulting from Operations	$1,629,791,320	$212,178,215

Amounts designated as “—” are $0.00 or have been rounded to $0.00.

(1)	Class A Shares are no longer offered by the Fund effective October 29, 2023. Subsequently, the Class D Shares were redesignated as Class A Shares.
(2)	Includes the conversion of Class A Shares to Class D Shares and the redesignation of Class D Shares as Class A Shares at the close of business on October 29, 2023.
(3)	Commencement of operations May 11, 2023.

See notes to financial statements.	HSBC FAMILY OF FUNDS	13

HSBC FAMILY OF FUNDS

Statements of Changes in Net Assets

	HSBC U.S. Government Money Market Fund		HSBC U.S. Treasury Money Market Fund
	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2023	Year Ended October 31, 2022
Investment Activities:
Operations:
Net investment income	$1,636,047,847	$509,760,547	$212,148,505	$34,514,711
Net realized gains/(losses) from investments	(6,256,527)	(431,907)	29,710	(96,300)
Change in net assets resulting from operations	1,629,791,320	509,328,640	212,178,215	34,418,411
Distributions to shareholders:
Class A Shares(1)	(52,670)	(9,913)	—	—
Class A Shares (formerly, Class D Shares)(2)	(62,512,099)	(9,967,905)	(3,341,868)	(833,815)
Class I Shares	(1,352,492,184)	(431,038,568)	(137,455,864)	(18,172,739)
Intermediary Class Shares	(100,060,659)	(44,406,203)	(38,247,656)	(5,893,928)
Intermediary Service Class Shares	(56,753,437)	(9,733,816)	(19,098,645)	(6,789,863)
Class P Shares(3)	(112,652)	—	(29,082)	—
Class Y Shares	(64,064,109)	(14,604,733)	(14,416,652)	(2,823,817)
Change in net assets resulting from distributions to shareholders:	(1,636,047,810)	(509,761,138)	(212,589,767)	(34,514,162)
Change in net assets resulting from capital transactions	(18,622,461,894)	22,266,494,843	(55,861,511)	2,318,487,537
Change in net assets	(18,628,718,384)	22,266,062,345	(56,273,063)	2,318,391,786
Net Assets:
Beginning of period	57,495,594,312	35,229,531,967	5,342,978,065	3,024,586,279
End of period	$38,866,875,928	$57,495,594,312	$5,286,705,002	$5,342,978,065
CAPITAL TRANSACTIONS*:
Class A Shares(1)
Proceeds from shares issued	$115,774	$1,599,320	$—	$—
Dividends reinvested	48,166	9,912	—	—
Value of shares converted to Class D	(1,182,359)	—	—	—
Value of shares redeemed	(314,419)	(2,043,493)	—	—
Class A Shares capital transactions	(1,332,838)	(434,261)	—	—
Class A Shares (formerly, Class D Shares)(2)
Proceeds from shares issued	$4,105,620,940	$3,526,036,679	$431,039,861	$1,999,334,374
Dividends reinvested	50,973,224	8,161,543	1,836,316	557,745
Value of shares converted from Class A	1,182,359	—	—	—
Value of shares redeemed	(3,926,132,928)	(3,980,892,607)	(462,620,149)	(2,026,674,946)
Class A Shares (formerly, Class D Shares) capital transactions	231,643,595	(446,694,385)	(29,743,972)	(26,782,827)
Class I Shares
Proceeds from shares issued	$304,431,517,364	$313,315,953,484	$20,528,417,805	$15,337,929,175
Dividends reinvested	786,390,845	256,314,365	99,054,268	11,257,353
Value of shares redeemed	(323,385,737,925)	(294,014,049,633)	(20,299,871,518)	(13,673,771,227)
Class I Shares capital transactions	(18,167,829,716)	19,558,218,216	327,600,555	1,675,415,301
Intermediary Class Shares
Proceeds from shares issued	$25,779,690,861	$31,888,310,621	$6,142,813,553	$4,984,238,432
Dividends reinvested	21,882,156	16,604,371	2,949,907	101,208
Value of shares redeemed	(26,468,835,081)	(29,135,902,655)	(6,295,124,707)	(4,212,973,143)
Intermediary Class Shares capital transactions	(667,262,064)	2,769,012,337	(149,361,247)	771,366,497
Intermediary Service Class Shares
Proceeds from shares issued	$10,116,604,389	$5,418,974,759	$1,632,066,793	$909,737,934
Dividends reinvested	23,278,132	4,295,859	15,592,665	6,009,149
Value of shares redeemed	(9,727,328,042)	(5,393,307,461)	(1,836,105,565)	(916,183,105)
Intermediary Service Class Shares capital transactions	412,554,479	29,963,157	(188,446,107)	(436,022)
Class P Shares(3)
Proceeds from shares issued	$47,883,526	$—	$14,600,001	$—
Dividends reinvested	99,554	—	28,349	—
Value of shares redeemed	$(13,715,461)	$—	$(14,400,000)	$—
Class P Shares capital transactions	34,267,619	—	228,350	—
Class Y Shares
Proceeds from shares issued	$20,524,165,007	$24,212,883,453	$1,478,199,523	$2,859,978,496
Dividends reinvested	62,480,889	14,255,437	14,313,476	2,817,941
Value of shares redeemed	(21,051,148,865)	(23,870,709,111)	(1,508,652,089)	(2,963,871,849)
Class Y Shares capital transactions	(464,502,969)	356,429,779	(16,139,090)	(101,075,412)
Change in net assets resulting from capital transactions	$(18,622,461,894)	$22,266,494,843	$(55,861,511)	$2,318,487,537

Amounts designated as “—” are $0.00 or have been rounded to $0.00.

*	Share transactions are at net asset value of $1.00 per share.
(1)	Class A Shares are no longer offered by the Fund effective October 29, 2023. Subsequently, the Class D Shares were redesignated as Class A Shares.
(2)	Includes the conversion of Class A Shares to Class D Shares and the redesignation of Class D Shares as Class A Shares at the close of business on October 29, 2023.
(3)	Commencement of operations May 11, 2023.

14	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC U.S. GOVERNMENT MONEY MARKET FUND

Financial Highlights

Selected data for a share outstanding throughout the periods indicated.

		Investment Activities			Distributions					Ratios/Supplementary Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains/ (Losses) from Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investment Transactions	Total Distributions	Net Asset Value, End of Period	Total Return	Net Assets at Value, End of Period (000’s)	Ratio of Net Expense to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fee Reductions)
Class A Shares (formerly, Class D Shares)(1)
Year Ended October 31, 2023	$1.00	$0.04(b)	$—	$0.04	$(0.04)	$—	$(0.04)	$1.00	4.42%	$1,465,532	0.48%	4.37%	0.48%
Year Ended October 31, 2022	1.00	0.01(b)	—	0.01	(0.01)	—	(0.01)	1.00	0.76%	1,234,039	0.30%	0.68%	0.49%
Year Ended October 31, 2021	1.00	—	—	—	—	—	—	1.00	0.01%	1,680,757	0.08%	0.01%	0.49%
Year Ended October 31, 2020	1.00	—	—	—	—	—	—	1.00	0.44%	2,484,374	0.32%	0.39%	0.50%
Year Ended October 31, 2019	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	1.87%	1,910,115	0.48%	1.84%	0.51%
Class I Shares
Year Ended October 31, 2023	1.00	0.05(b)	—	0.05	(0.05)	—	(0.05)	1.00	4.79%	31,281,874	0.13%	4.61%	0.13%
Year Ended October 31, 2022	1.00	0.01(b)	—	0.01	(0.01)	—	(0.01)	1.00	0.98%	49,455,073	0.10%	1.20%	0.14%
Year Ended October 31, 2021	1.00	—	—	—	—	—	—	1.00	0.03%	29,897,234	0.06%	0.03%	0.14%
Year Ended October 31, 2020	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.65%	27,383,086	0.12%	0.44%	0.15%
Year Ended October 31, 2019	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	2.23%	13,988,739	0.12%	2.19%	0.16%
Intermediary Class Shares
Year Ended October 31, 2023	1.00	0.05(b)	—	0.05	(0.05)	—	(0.05)	1.00	4.76%	3,338,524	0.16%	4.56%	0.28%
Year Ended October 31, 2022	1.00	0.01(b)	—	0.01	(0.01)	—	(0.01)	1.00	0.95%	4,006,166	0.13%	1.50%	0.29%
Year Ended October 31, 2021	1.00	—	—	—	—	—	—	1.00	0.02%	1,237,168	0.07%	0.01%	0.29%
Year Ended October 31, 2020	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.62%	441,888	0.16%	0.63%	0.30%
Year Ended October 31, 2019	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	2.20%	504,329	0.15%	2.09%	0.30%
Intermediary Service Class Shares
Year Ended October 31, 2023	1.00	0.05(b)	—	0.05	(0.05)	—	(0.05)	1.00	4.74%	1,468,865	0.18%	4.73%	0.33%
Year Ended October 31, 2022	1.00	0.01(b)	—	0.01	(0.01)	—	(0.01)	1.00	0.94%	1,056,440	0.14%	0.93%	0.34%
Year Ended October 31, 2021	1.00	—	—	—	—	—	—	1.00	0.02%	1,026,492	0.07%	0.01%	0.34%
Year Ended October 31, 2020	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.60%	329,786	0.17%	0.39%	0.35%
Year Ended October 31, 2019	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	2.17%	146,441	0.18%	2.15%	0.36%
Class P Shares(2)
Period Ended October 31, 2023	1.00	0.02(b)	—	0.02	(0.02)	—	(0.02)	1.00	2.45%(a)	34,268	0.18%(c)	5.22%(c)	0.28%(c)

See notes to financial statements.	HSBC FAMILY OF FUNDS	15

HSBC U.S. GOVERNMENT MONEY MARKET FUND

Financial Highlights (continued)

Selected data for a share outstanding throughout the periods indicated.

		Investment Activities			Distributions					Ratios/Supplementary Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains/ (Losses) from Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investment Transactions	Total Distributions	Net Asset Value, End of Period	Total Return	Net Assets at Value, End of Period (000’s)	Ratio of Net Expense to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fee Reductions)
Class Y Shares
Year Ended October 31, 2023	$1.00	$0.05(b)	$—	$0.05	$(0.05)	$—	$(0.05)	$1.00	4.68%	$1,277,813	0.23%	4.49%	0.23%
Year Ended October 31, 2022	1.00	0.01(b)	—	0.01	(0.01)	—	(0.01)	1.00	0.90%	1,742,544	0.17%	0.91%	0.24%
Year Ended October 31, 2021	1.00	—	—	—	—	—	—	1.00	0.01%	1,386,114	0.08%	0.01%	0.24%
Year Ended October 31, 2020	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.56%	1,274,781	0.21%	0.63%	0.25%
Year Ended October 31, 2019	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	2.12%	1,938,856	0.23%	2.10%	0.26%
(1)	Includes the conversion of Class A Shares to Class D Shares and the redesignation of Class D Shares as Class A Shares at the close of business on October 29, 2023.
(2)	Commencement of operations May 11, 2023.
(a)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.
(b)	Calculated based on average shares outstanding.
(c)	Annualized for periods less than one year.

Amounts designated as “—“ are $0.00 or have been rounded to $0.00.

16	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC U.S. TREASURY MONEY MARKET FUND

Financial Highlights

Selected data for a share outstanding throughout the periods indicated.

		Investment Activities			Distributions					Ratios/Supplementary Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains/ (Losses) from Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investment Transactions	Total Distributions	Net Asset Value, End of Period	Total Return	Net Assets at Value, End of Period (000’s)	Ratio of Net Expense to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fee Reductions)
Class A Shares (formerly, Class D Shares)(1)
Year Ended October 31, 2023	$1.00	$0.04(b)	$—	$0.04	$(0.04)	$—	$(0.04)	$1.00	4.38%	$63,928	0.51%	4.18%	0.51%
Year Ended October 31, 2022	1.00	0.01(b)	—	0.01	(0.01)	—	(0.01)	1.00	0.73%	93,677	0.31%	0.63%	0.53%
Year Ended October 31, 2021	1.00	—	—	—	—	—	—	1.00	0.02%	120,467	0.06%	0.02%	0.51%
Year Ended October 31, 2020	1.00	—	—	—	—	—	—	1.00	0.44%	146,852	0.35%	0.42%	0.52%
Year Ended October 31, 2019	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	1.79%	143,506	0.50%	1.79%	0.53%
Class I Shares
Year Ended October 31, 2023	1.00	0.05(b)	—	0.05	(0.05)	—	(0.05)	1.00	4.76%	3,321,282	0.14%	4.64%	0.16%
Year Ended October 31, 2022	1.00	0.01(b)	—	0.01	(0.01)	—	(0.01)	1.00	0.94%	2,993,947	0.12%	1.13%	0.18%
Year Ended October 31, 2021	1.00	—	—	—	—	—	—	1.00	0.01%	1,318,598	0.06%	0.02%	0.16%
Year Ended October 31, 2020	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.64%	2,278,404	0.14%	0.37%	0.16%
Year Ended October 31, 2019	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	2.16%	879,396	0.14%	2.13%	0.18%
Intermediary Class Shares
Year Ended October 31, 2023	1.00	0.05(b)	—	0.05	(0.05)	—	(0.05)	1.00	4.74%	972,875	0.16%	4.58%	0.31%
Year Ended October 31, 2022	1.00	0.01(b)	—	0.01	(0.01)	—	(0.01)	1.00	0.93%	1,122,315	0.14%	1.36%	0.33%
Year Ended October 31, 2021	1.00	—	—	—	—	—	—	1.00	0.01%	350,940	0.06%	0.01%	0.31%
Year Ended October 31, 2020	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.63%	265,607	0.16%	0.48%	0.32%
Year Ended October 31, 2019	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	2.14%	165,842	0.16%	2.10%	0.33%
Intermediary Service Class Shares
Year Ended October 31, 2023	1.00	$0.05(b)	—	0.05	(0.05)	—	(0.05)	1.00	4.72%	605,495	0.18%	4.43%	0.36%
Year Ended October 31, 2022	1.00	0.01(b)	—	0.01	(0.01)	—	(0.01)	1.00	0.92%	793,981	0.15%	0.98%	0.38%
Year Ended October 31, 2021	1.00	—	—	—	—	—	—	1.00	0.01%	794,437	0.06%	0.00%	0.36%
Year Ended October 31, 2020	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.61%	176,037	0.17%	0.47%	0.37%
Year Ended October 31, 2019	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	2.12%	86,073	0.18%	2.10%	0.38%
Class P Shares(2)
Period Ended October 31, 2023	1.00	0.02(b)	—	0.02	(0.02)	—	(0.02)	1.00	2.45%(a)	228	0.18%(c)	5.20%(c)	0.31%(c)

See notes to financial statements.	HSBC FAMILY OF FUNDS	17

HSBC U.S. TREASURY MONEY MARKET FUND

Financial Highlights (continued)

Selected data for a share outstanding throughout the periods indicated.

		Investment Activities			Distributions					Ratios/Supplementary Data
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains/ (Losses) from Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investment Transactions	Total Distributions	Net Asset Value, End of Period	Total Return	Net Assets at Value, End of Period (000’s)	Ratio of Net Expense to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fee Reductions)
Class Y Shares
Year Ended October 31, 2023	$1.00	$0.05 (b)	$—	$0.05	$(0.05)	$—	$(0.05)	$1.00	4.64%	$322,897	0.26%	4.49%	0.26%
Year Ended October 31, 2022	1.00	0.01 (b)	—	0.01	(0.01)	—	(0.01)	1.00	0.87%	339,059	0.19%	0.75%	0.28%
Year Ended October 31, 2021	1.00	—	—	—	—	—	—	1.00	0.01%	440,144	0.06%	0.02%	0.26%
Year Ended October 31, 2020	1.00	0.01	—	0.01	(0.01)	—	(0.01)	1.00	0.56%	536,101	0.22%	0.63%	0.27%
Year Ended October 31, 2019	1.00	0.02	—	0.02	(0.02)	—	(0.02)	1.00	2.05%	751,584	0.25%	2.03%	0.28%
(1)	Includes the conversion of Class A Shares to Class D Shares and the redesignation of Class D Shares as Class A Shares at the close of business on October 29, 2023.
(2)	Commencement of operations May 11, 2023.
(a)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.
(b)	Calculated based on average shares outstanding.
(c)	Annualized for periods less than one year.

Amounts designated as “—“ are $0.00 or have been rounded to $0.00.

18	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC FAMILY OF FUNDS

Notes to Financial Statements—October 31, 2023

1.	Organization:

The HSBC Funds (the “Trust”), a Delaware statutory trust organized on March 2, 2016, is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. As of October 31, 2023, the Trust is comprised of 5 separate operational funds, each a series of the HSBC Family of Funds. The accompanying financial statements are presented for the following two diversified funds (individually a “Fund”, collectively the “Funds”) of the Trust.

Fund	Short Name
HSBC U.S. Government Money Market Fund	U.S. Government Money Market Fund
HSBC U.S. Treasury Money Market Fund	U.S. Treasury Money Market Fund

Financial statements for all other funds of the Trust are published separately.

During the reporting period, upon the recommendation of HSBC Global Asset Management (USA) Inc. (“HSBC” or the “Investment Adviser”), the Board of Trustees of the Trust approved: (i) the conversion of the outstanding Class A Shares of the U.S. Government Money Market Fund into Class D Shares of that Fund; (ii) the termination of Class C Shares of the U.S. Government Money Market Fund and U.S. Treasury Money Market Fund; and (iii) the redesignation of Class D Shares of the Funds as Class A Shares. The foregoing was effective October 29, 2023.

Both of the Funds are government money market funds (as defined in Rule 2a-7) and seek to maintain a stable net asset value (“NAV”) of $1.00 per share, although it is possible to lose money by investing in the Funds. The Funds are authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share. Each of the Funds has seven classes of shares: Class A Shares (formerly, Class D Shares), Class E Shares, Class I Shares, Intermediary Class Shares, Intermediary Service Class Shares, Class P Shares and Class Y Shares. None of the share classes charge a sales load. Each class of shares in each Fund has identical rights and privileges, except with respect to arrangements pertaining to shareholder servicing and/or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and exchange privileges.

Under the Trust’s organizational documents, the Trust’s officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust may enter into contracts with its service providers, which also provide for indemnifications by the Funds. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds. However, based on experience, the Trust believes the risk of loss to be remote.

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”

2.	Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities Valuation:

Investments of the Funds, other than investments in other money market funds, are valued using the amortized cost method pursuant to Rule 2a-7 under the Act, provided that certain conditions are met. Generally, amortized cost approximates fair value. Investments in other money market funds are priced at NAV as reported by such investment companies. Repurchase agreements are valued at original cost. Fair value is

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Notes to Financial Statements—October 31, 2023 (continued)

defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3 below.

Investment Transactions and Related Income:

Investment transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Investment gains and losses are calculated on the identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income is recorded on the ex-dividend date.

Repurchase Agreements:

The U.S. Government Money Market Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The U.S. Government Money Market Fund may also enter into a repurchase agreement with the Federal Reserve Bank of New York, the Fixed Income Clearing Corporation, or certain counterparties approved by the Investment Adviser. The U.S. Treasury Money Market Fund may temporarily invest in repurchase agreements collateralized by U.S. Treasury Obligations under adverse market conditions. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the collateral held pursuant to the agreement, with a fair value equal to or greater than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Funds’ custodian or another qualified custodian or in the Federal Reserve/ Treasury book-entry system. Master Repurchase Agreements (“MRA”) permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables under the MRA with collateral posted by the counterparty and create one net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to terms of the MRA, the Fund receives securities as collateral with a market value in excess of the repurchase price to be received by the Fund upon the maturity of the transaction. Upon bankruptcy or insolvency of the MRA counterparty, the Fund would recognize a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty. There is potential for loss to a Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the fair value of the underlying securities during the period while the Fund seeks to assert its rights.

Cash:

Cash is held in deposit accounts at the Funds’ custodian bank, State Street Bank and Trust Company (“Custodian”), and may represent a significant portion of a Fund’s net assets, which may exceed the amount insured by the Federal Deposit Insurance Corporation (“FDIC”). To the extent that such balances exceed FDIC insurance limits, the Funds are subject to the creditworthiness of the Custodian. Prior to November 7, 2022, The Northern Trust Company served as Custodian for the Funds.

Allocations:

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated among the applicable series within the Trust equally to each series, in relation to its net assets, or another appropriate basis. Class specific expenses are charged directly to the class incurring the expense. In addition, income, expenses (other than class specific expenses), and unrealized and realized gains and losses are allocated to each class based on relative net assets on a daily basis.

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Notes to Financial Statements—October 31, 2023 (continued)

Distributions to Shareholders:

Dividends distributed to shareholders of the Funds from net investment income, if any, are declared daily and distributed monthly from each Fund. Distributions from net realized gains, if any, are declared and paid at least annually by the Funds. Additional distributions are also made to the Funds’ shareholders to the extent necessary to avoid the federal excise tax on certain undistributed income and net realized gains of regulated investment companies.

Federal Income Taxes:

Each Fund is a separate taxable entity for federal income tax purposes. Each Fund has qualified and intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its taxable net investment income and net realized gains, if any, to its shareholders. Accordingly, no provision for federal income or excise tax is required for the Funds, although shareholders may be taxed on distributions they receive.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken. Management’s conclusions may be subject to future review based on changes in, or interpretation of, accounting standards or tax laws and regulations.

3.	Investment Valuation Summary

The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The Funds’ investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

•	Level 1—quoted prices (unadjusted) in active markets for identical assets
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Investment Adviser’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Investments of the Funds, other than investments in other money market funds, are valued using the amortized cost method pursuant to Rule 2a-7 under the Act, and are typically categorized as Level 2 in the fair value hierarchy. The amortized cost method involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discounts or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The amortized cost method may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund holding the instrument would receive if it sold the instrument. The fair value of securities in the Funds can be expected to vary with changes in prevailing interest rates.

Investments in other money market funds are priced at NAV as reported by such money market funds and are typically categorized as Level 1 in the fair value hierarchy.

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Notes to Financial Statements—October 31, 2023 (continued)

The following is a summary of the valuation inputs used as of October 31, 2023 in valuing the Funds’ investments based upon the three levels defined above. The breakdown of investment categorization is disclosed in the Schedule of Portfolio Investments for each Fund.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
U.S. Government Money Market Fund
Investment Securities:
U.S. Government and Government Agency Obligations	—	8,184,420,646	—	8,184,420,646
U.S. Treasury Obligations	—	11,742,038,402	—	11,742,038,402
Repurchase Agreements	—	17,403,000,000	—	17,403,000,000
Investment Companies	1,928,547,352	—	—	1,928,547,352
Total Investment Securities	1,928,547,352	37,329,459,048	—	39,258,006,400
U.S. Treasury Money Market Fund
Investment Securities:
U.S. Treasury Obligations	—	5,830,708,080	—	5,830,708,080
Total Investment Securities	—	5,830,708,080	—	5,830,708,080
4.	Related Party Transactions and Other Agreements and Plans:

Investment Management:

The Investment Adviser, a wholly owned subsidiary of HSBC USA, Inc., a registered bank holding company under the laws of the United States, acts as Investment Adviser to the Funds. As Investment Adviser, HSBC manages the investments of the Funds and continuously reviews, supervises and administers the Funds’ investments pursuant to an Investment Advisory Contract. For its services in this capacity, HSBC receives a fee from each Fund, accrued daily and paid monthly, based on the average daily net assets of each respective Fund, at an annual rate of 0.10%.

HSBC also provides operational support services to the Funds pursuant to an Operational Support Services Agreement in connection with the operation of certain classes of shares of the Funds. For its services in this capacity, HSBC is entitled to receive a fee, accrued daily and paid monthly, based on the average daily net assets of Class A Shares (until October 29, 2023 when Class A Shares were converted to Class D Shares), Class A Shares (formerly, Class D Shares), Intermediary Class Shares, Intermediary Service Class Shares, Class P Shares and Class Y Shares, at an annual rate of 0.10%.

HSBC has entered into agreements with certain financial intermediaries (the “Servicers”) to provide recordkeeping, reporting and processing services to the Funds. The Servicers are paid by the Investment Adviser, and not by the Funds, for these services. Since these fees are paid for by the Investment Adviser, they do not represent an additional charge to the Funds or their shareholders and are not reflected in the Funds’ expenses.

Administration, Fund Accounting and Other Services:

HSBC also serves the Funds as Administrator. Under the terms of the Amended and Restated Administration Services Agreement, effective as of November 7, 2022, HSBC receives from the Funds (as well as other series of the Trust combined) a fee, accrued daily and paid monthly, at an annual rate of two basis points (0.02%) of average daily net assets. The fee rate is determined on the basis of the aggregate average daily net assets of the Trust. The total administration fee paid to HSBC is allocated to each series based upon its proportionate share of the aggregate net assets of the Trust subject to certain allocations in cases where one series invests some or all of its assets in another series of the Trust.

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Notes to Financial Statements—October 31, 2023 (continued)

Prior to November 7, 2022, HSBC received, as Administrator to the Funds, a fee, accrued daily and paid monthly, at an annual rate based on the aggregate average daily net assets of the Trust, based on the breakpoints set forth below. A portion of such fees was paid by HSBC to the Funds’ former Sub-Administrator, Citi Fund Services Ohio, Inc. (“Citi”).

Based on Average Daily Net Assets of the Trust	Fee Rate (%)
Up to $10 billion	0.0400
In excess of $10 billion but not exceeding $20 billion	0.0350
In excess of $20 billion but not exceeding $50 billion	0.0265
In excess of $50 billion	0.0245

Effective as of November 7, 2022, State Street Bank and Trust Company (“State Street”) serves as Sub-Administrator to the Funds and provides fund accounting, custody, fund administration, regulatory administration and certain other services to the Funds pursuant to a Master Services Agreement with the Trust. For its services, State Street is entitled to a fee, payable by the Funds, based on a Fund’s net assets, subject to per Fund fees, miscellaneous fees and reimbursements of certain expenses.

Effective as of November 7, 2022, under a Fund PFO/Treasurer, CCO, Secretary and AMLO Agreement between Foreside Fund Officer Services, LLC (“Foreside”) and the Trust, Foreside makes individuals available to serve as the Trust’s Chief Compliance Officer, Anti-Money Laundering Officer, Treasurer and Secretary. For the services provided under that agreement, the Trust paid Foreside $200,146 for the year ended October 31, 2023, plus reimbursement of certain out-of-pocket expenses. Compliance services fees incurred by each Fund are reflected on the Statements of Operations as “Compliance Services” and the other services fees are included in “Other” on the Statements of Operations. Foreside pays the salary and other compensation earned by individuals performing these services. Prior to November 7, 2022, Citi provided these officer services.

Distribution Arrangements:

Foreside Distribution Services, L.P. (“Foreside” or the “Distributor”) serves the Trust as Distributor. The Trust has adopted a non-compensatory Distribution Plan and Agreement (the “Distribution Plan”) pursuant to Rule 12b-1 of the Act. The Distribution Plan provides for reimbursement of expenses incurred by the Distributor related to distribution and marketing, at a rate not to exceed 0.25% of the average daily net assets of Class A Shares (formerly, Class D Shares) (currently not being charged) of the Funds. For the year ended October 31, 2023, Foreside received $175 in commissions from sales of the Trust.

Shareholder Servicing:

The Trust has adopted a Shareholder Services Plan, which provides for payments to shareholder servicing agents (which includes HSBC and its affiliates) for providing various shareholder services. For performing these services, the shareholder servicing agents are entitled to receive a fee that is computed based on average daily net assets and paid monthly up to the following:

Share Class	Fee Rate (%)
Class A Shares	0.60*
Class A Shares (formerly, Class D Shares)	0.25**
Class E Shares	0.10
Intermediary Class Shares	0.05
Intermediary Service Class Shares	0.10
Class P Shares	0.05

*	Charged 0.40% until October 29, 2023 when Class A Shares were converted to Class D Shares.
**	Effective October 29, 2023 the Class D Shares were redesignated as Class A Shares.
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Notes to Financial Statements—October 31, 2023 (continued)

The aggregate fees paid to the Distributor pursuant to the Distribution Plan and to shareholder servicing agents pursuant to the Shareholder Services Plan may not exceed, in the aggregate, the following:

Share Class	Fee Rate (%)
Class A Shares	0.60
Class A Shares (formerly, Class D Shares)	0.25
Class E Shares	0.10
Intermediary Class Shares	0.05
Intermediary Service Class Shares	0.10
Class P Shares	0.05

The Trust has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which the Funds will pay all or a portion of such fees earned to financial intermediaries for performing such services.

Transfer Agency:

Effective as of November 7, 2022, State Street replaced SS&C Global Investor and Distribution Solutions, Inc. (formerly, DST Asset Manager Solutions, Inc.) (“SS&C”) as the transfer agent for each Fund, although State Street has delegated its responsibilities to SS&C and SS&C continues to provide transfer agency services to the Funds. As sub-transfer agent, SS&C receives a fee based on the number of funds and shareholder accounts, subject to certain minimums, and reimbursement of certain expenses.

Independent Trustees:

The Trust pays an annual retainer to each Independent Trustee, plus additional annual retainers to each Committee Chair and the Chairman of the Board of Trustees (the “Board”). The Independent Trustees also receive a fee for each regular, special, and informational meeting of the Board attended. The aggregate amount of the fees and expenses of the Independent Trustees are allocated amongst all the funds in the Trust and are presented in the Statements of Operations.

Fee Reductions:

The Investment Adviser has agreed to contractually limit through March 1, 2024 the total annual expenses of certain classes of the Funds, exclusive of interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to each Fund’s investments in investment companies, as applicable.

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Notes to Financial Statements—October 31, 2023 (continued)

The applicable classes of each Fund have their own expense limitations based on the average daily net assets for any full fiscal year as follows:

	Class	Contractual Expense Limitations (%)
U.S. Government Money Market Fund	E	0.25
U.S. Government Money Market Fund	I	0.14
U.S. Government Money Market Fund	Intermediary Class Shares	0.18
U.S. Government Money Market Fund	Intermediary Service Class Shares	0.20
U.S. Government Money Market Fund	P	0.18
U.S. Treasury Money Market Fund	E	0.25
U.S. Treasury Money Market Fund	I	0.14
U.S. Treasury Money Market Fund	Intermediary Class Shares	0.18
U.S. Treasury Money Market Fund	Intermediary Service Class Shares	0.20
U.S. Treasury Money Market Fund	P	0.18

Any amounts contractually waived or reimbursed by the Investment Adviser will be subject to repayment by the respective Fund to the Investment Adviser within three years calculated monthly from when the waiver or reimbursement is recorded to the extent that the repayment will not cause the Fund’s operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. As of October 31, 2023, there was no contingent liability.

As of October 31, 2023, the repayments that may potentially be made by the Funds are as follows:

	Amount Eligible Through
	October 31, 2026($)	October 31, 2025($)	October 31, 2024($)	Total ($)
U.S. Government Money Market Fund	3,853,789	6,058,540	3,148,724	13,061,053
U.S. Treasury Money Market Fund	2,259,407	2,553,570	1,813,309	6,626,286

In addition to the contractual expense limitation agreement with the Funds, HSBC, in its role as Investment Adviser and Administrator, may waive/reimburse additional fees at its discretion. Any voluntary fee waivers/reimbursements are not subject to repayment in subsequent fiscal periods. Voluntary waivers/reimbursements may be eliminated or changed at any time. Amounts waived/reimbursed by the Investment Adviser and/or Administrator are reported on the Statements of Operations, as applicable.

During the year ended October 31, 2023, the following amounts of expenses were voluntarily and/or contractually waived:

	Class A* ($)	Class A (formerly, Class D)* ($)	Class I ($)	Intermediary Class ($)	Intermediary Service Class ($)	Class P ($)	Class Y ($)	Total ($)
U.S. Government Money Market Fund	(33)	(34,413)	(958,907)	(2,732,706)	(1,853,893)	(2,216)	(57,734)	(5,639,902)
U.S. Treasury Money Market Fund	—	—	(519,959)	(1,230,800)	(760,882)	(705)	—	(2,512,346)

*	Class A Shares are no longer offered by the Funds effective October 29, 2023. Subsequently, the Class D Shares were redesignated as Class A Shares.
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Notes to Financial Statements—October 31, 2023 (continued)

Overdraft Facility:

The Funds had an arrangement with the former Custodian, Northern Trust, whereby an uncommitted, secured overdraft facility was made available to meet unanticipated end-of-day liquidity needs of the Funds which could not be fulfilled by trading activities. The interest rate on overdraft amounts was calculated at an annual rate of 0.50% plus the Federal Funds Rate. The overdraft facility was limited to $750,000,000 and $50,000,000 for the U.S. Government Money Market Fund and the U.S. Treasury Money Market Fund, respectively. No overdrafts occurred during the period from November 1, 2022 through November 6, 2022. This arrangement terminated on November 6, 2022.

Affiliated Securities Transactions:

The Funds are permitted to effect purchase and sale transactions with affiliated funds under procedures adopted by the Board. The procedures have been designed to seek to ensure that any such security transaction complies with certain conditions of Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the year ended October 31, 2023, the Funds did not engage in 17a-7 transactions.

5.	Investment Risks:

The risks are presented in an order intended to facilitate readability, and their order does not imply that the realization of one risk is likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Interest Rate Risk: Fluctuations in interest rates may affect the yield, volatility, liquidity and value of investments in income-producing or debt instruments. Generally, if interest rates rise, the value of such investments will fall. In addition, rising interest rates could lead to heightened investment volatility and decreased liquidity. During periods of falling interest rates, borrowers may pay off their debt sooner than expected, forcing the reinvestment of principal proceeds at lower interest rates, resulting in less interest income. Conversely, during periods of rising interest rates, borrowers may pay off their debt later than expected, thereby preventing reinvestment of principal proceeds at higher interest rates, increasing a Fund’s sensitivity to changes in interest rates and resulting in less income to the Fund than potentially available. A low interest rate environment poses additional risks to the Funds, which are heightened in a very low or negative interest rate environment. Low or negative yields on a Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to shareholders, pay expenses out of current income, or, at times, maintain a stable $1.00 share price and/or achieve its investment objective. Interest rate changes can be sudden and unpredictable, and a Fund may lose money if these changes are not anticipated by the Investment Adviser. A wide variety of factors can cause interest rates or yields to rise or fall (e.g., central bank monetary policies, inflationary or deflationary pressures, changing inflation or real growth rates, general market and economic conditions, etc.). The risks associated with changing interest rates may have unpredictable effects on the markets and a Fund’s investments. Recently, the interest rates in the United States rose from historically low levels and the U.S. Federal Reserve and other countries’ central banks increased interest rates in response to global inflation. It is unclear whether interest rates will continue to rise in the future, or continue to rise at current levels.

Market Risk: The value of a Fund’s investments may decline due to changing economic, political, social, regulatory or market conditions. Market risk may affect a single issuer, industry or sector of the economy or it may affect the economy as a whole. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments.

U.S. Government Securities Risk: There are different types of U.S. Government Securities with different levels of credit risk. U.S. Government Securities issued or guaranteed by the U.S. Treasury and/or supported by the full faith and credit of the United States have the lowest credit risk, although they are not risk free. A U.S. government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and are riskier than those that are.

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Notes to Financial Statements—October 31, 2023 (continued)

6.	Federal Income Tax Information:

As of the tax year ended October 31, 2023, the cost basis of investments for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/(depreciation) were as follows:

	Tax Cost ($)	Tax Unrealized Appreciation ($)	Tax Unrealized Depreciation ($)	Net Unrealized Appreciation/ (Depreciation) ($)
U.S. Government Money Market Fund	39,258,006,400	—	—	—
U.S. Treasury Money Market Fund	5,830,708,080	—	—	—

The tax character of distributions paid by the Funds for the tax year ended October 31, 2023, was as follows:

	Distributions paid from
	Ordinary Income ($)	Total Taxable Distributions ($)	Total Distributions Paid ($)
U.S. Government Money Market Fund	1,636,047,810	1,636,047,810	1,636,047,810
U.S. Treasury Money Market Fund	212,589,767	212,589,767	212,589,767

The tax character of distributions paid by the Funds for the tax year ended October 31, 2022, was as follows:

	Distributions paid from
	Ordinary Income ($)	Total Taxable Distributions ($)	Total Distributions Paid ($)(1)
U.S. Government Money Market Fund	460,509,934	460,509,934	460,509,934
U.S. Treasury Money Market Fund	30,360,082	30,360,082	30,360,082

(1)	Total distributions paid may differ from that disclosed in the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

As of the tax year ended October 31, 2023, the components of accumulated earnings/(deficit) on a tax basis for the Funds were as follows:

	Undistributed Ordinary Income ($)	Accumulated Earnings ($)	Distributions Payable ($)	Accumulated Capital and Other Losses ($)	Unrealized Appreciation/ (Depreciation) ($)	Total Accumulated Earnings/ (Deficit) ($)
U.S. Government Money Market Fund	56,934,151	56,934,151	(56,930,737)	(7,071,714)	—	(7,068,300)
U.S. Treasury Money Market Fund	7,479,486	7,479,486	(7,923,475)	(78,780)	—	(522,769)
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Notes to Financial Statements—October 31, 2023 (continued)

As of the tax year ended October 31, 2023, the Funds had net capital loss carryforwards (“CLCFs”) not subject to expiration as summarized in the table below. The Board does not intend to authorize a distribution of any realized gain for the Funds until any applicable CLCF has been offset or expires.

	Short Term Amount ($)	Long Term Amount ($)	Total ($)
U.S. Government Money Market Fund	6,963,747	107,967	7,071,714
U.S. Treasury Money Market Fund	77,988	792	78,780

The amount and character of net investment income and net realized gains distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., reclassification of market discounts, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sale losses and post-October loss deferrals) do not require reclassification. To the extent distributions to shareholders from net investment income and net realized gains exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

7.	Significant Shareholders:

Shareholders, including other funds, individuals, and accounts, as well as each Fund’s investment manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s Shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with GAAP).

The following list includes the Funds which had individual shareholder accounts with ownership of voting securities greater than 10% of the total outstanding voting securities but less than 25% and/or accounts with ownership of voting securities greater than 25% of the total outstanding voting securities. Significant transactions by these shareholder accounts may negatively impact the Funds’ performance.

	Number of shareholders with ownership of voting securities of the Fund greater than 10% and less than 25% of the total Fund’s outstanding voting securities	Percentage owned in aggregate by 10% - 25% shareholders (%)	Number of shareholders with ownership of voting securities of the Fund greater than 25% of the total Fund’s outstanding voting securities	Percentage owned in aggregate by greater than 25% shareholders (%)
U.S. Government Money Market Fund	—	—	—	—
U.S. Treasury Money Market Fund	2	23	—	—
8.	Subsequent Events:

Subsequent events occurring after the date of this report have been evaluated for potential impact, for purposes of recognition or disclosure in the financial statements, through the date the report was issued and no adjustments or additional disclosures were required to the financial statements.

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of HSBC Funds and Shareholders of HSBC U.S. Government Money Market Fund and HSBC U.S. Treasury Money Market Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of HSBC U.S. Government Money Market Fund and HSBC U.S. Treasury Money Market Fund (two of the funds constituting HSBC Funds, hereafter collectively referred to as the "Funds") as of October 31, 2023, the related statements of operations for the year ended October 31, 2023, the statements of changes in net assets for each of the two years in the period ended October 31, 2023, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2023 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

New York, New York

December 26, 2023

We have served as the auditor of one or more investment companies in the HSBC Funds since 2015.

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Other Federal Income Tax Information—as of October 31, 2023 (Unaudited)

During the year ended October 31, 2023, the following Funds designated the maximum amount allowable as interest-related dividends for certain non-U.S. resident investors:

Qualified Interest Income %
U.S. Government Money Market Fund	100.00%
U.S. Treasury Money Market Fund	100.00%
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Table of Shareholder Expenses—as of October 31, 2023 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The actual examples are based on an investment of $1,000 invested at the beginning of a six-month period beginning May 1, 2023 and held through the period ended October 31, 2023.

The columns below under the heading entitled “Actual” provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six-month period and held throughout the period ended October 31, 2023.

The columns below under the heading entitled “Hypothetical” provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the columns under the heading entitled “Hypothetical” are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

HSBC FAMILY OF FUNDS	31

HSBC FAMILY OF FUNDS

Table of Shareholder Expenses—as of October 31, 2023 (Unaudited) (continued)

			Actual		Hypothetical (5% return before expenses)
	Annualized Expense Ratio During Period	Beginning Account Value 5/1/23	Ending Account Value 10/31/23	Expenses Paid During Period(1)	Ending Account Value 10/31/23	Expenses Paid During Period(1)
U.S. Government Money Market Fund – Class A Shares (formerly, Class D Shares)	0.48%	$1,000.00	$1,024.30	$2.45	$1,022.80	$2.45
U.S. Government Money Market Fund – Class I Shares	0.13%	1,000.00	1,026.20	0.66	1,024.60	0.66
U.S. Government Money Market Fund – Intermediary Class Shares	0.16%	1,000.00	1,026.00	0.82	1,024.40	0.82
U.S. Government Money Market Fund – Intermediary Service Class Shares	0.18%	1,000.00	1,025.90	0.92	1,024.30	0.92
U.S. Government Money Market Fund – Class P Shares	0.18%	1,000.00	1,024.50	0.87	1,024.30	0.92
U.S. Government Money Market Fund – Class Y Shares	0.23%	1,000.00	1,025.60	1.17	1,024.00	1.17
U.S. Treasury Money Market Fund – Class A Shares (formerly, Class D Shares)	0.51%	1,000.00	1,024.20	2.60	1,022.60	2.60
U.S. Treasury Money Market Fund – Class I Shares	0.14%	1,000.00	1,026.10	0.71	1,024.50	0.71
U.S. Treasury Money Market Fund – Intermediary Class Shares	0.16%	1,000.00	1,026.00	0.82	1,024.40	0.82
U.S. Treasury Money Market Fund – Intermediary Service Class Shares	0.18%	1,000.00	1,025.90	0.92	1,024.30	0.92
U.S. Treasury Money Market Fund – Class P Shares	0.18%	1,000.00	1,024.50	0.87	1,024.30	0.92
U.S. Treasury Money Market Fund – Class Y Shares	0.26%	1,000.00	1,025.40	1.33	1,023.90	1.33

(1)	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year), except for the Class P Shares, where the actual expenses are calculated on 174 days due to its inception date of May 11, 2023.
32	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS

Board of Trustees and Officers (Unaudited)

MANAGEMENT OF THE TRUST

The following table contains information regarding the HSBC Family of Funds’ Board of Trustees (“Trustees”). The HSBC Family of Funds’ Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling (888) 525-5757.

Name, Address(1) and Age	Position(s) Held With Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held By Trustee During the Past 5 Years(3)
Independent Trustees
Marcia L. Beck Age: 68	Trustee and Chair	Indefinite; 2008 to present	Private Investor (1999 – present)	5	None
Susan C. Gause Age: 71	Trustee	Indefinite; 2013 to present	Private Investor (2003 – present)	5	Brighthouse Funds Trust II (fka Metropolitan Series Fund) (2012 – present); Brighthouse Funds Trust I (fka Met Investors Series Trust) (2008 – present)
Susan S. Huang Age: 69	Trustee	Indefinite; 2008 to present	Private Investor (2000 – present)	5	None
Hugh T. Hurley III Age: 59	Trustee	Indefinite; 2020 to present	Private Investor (2017 – present)	5	Oakmark Funds (2018 – present)
Interested Trustee
Paul D. Dawe(4) Age: 53	Trustee	Indefinite; 2023 to present	Chief Executive Officer and Chief Operating Officer, HSBC Global Asset Management (USA) Inc. (2020 – present); Chief Operating Officer, HSBC Global Asset Management (USA) Inc. (2011 – 2020)	5	None

(1)	Each Independent Trustee may be contacted by writing to the Trustee, c/o SS&C Global Investor and Distribution Solutions, Inc., P.O. Box 219691, Kansas City, MO 64121-9691, Attn: Stefano Michelagnoli. Mr. Dawe may be contacted by writing to the Adviser, 452 Fifth Avenue, New York, New York 10018.
(2)	The “Fund Complex” is comprised of the 5 portfolios of HSBC Funds.
(3)	This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the 1940 Act.
(4)	Mr. Dawe is considered an interested Trustee (i.e., not independent) because of his affiliation with the Adviser and its affiliates.

HSBC FAMILY OF FUNDS	33

HSBC FAMILY OF FUNDS

Board of Trustees and Officers (Unaudited) (continued)

Name, Address and Age	Position(s) Held With Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers
Stefano R. Michelagnoli 452 Fifth Avenue New York, NY 10018 Age: 53	President	One year; 2020 to present	Global Head of Client Operations, HSBC Global Asset Management (USA) Inc. (June 2020 – present); Regional Head of Product (Americas), HSBC Global Asset Management (USA) Inc. (2015 – June 2020)
James D. Levy 452 Fifth Avenue New York, NY 10018 Age: 60	Vice President	One year; 2014 to present	Vice President, Product Management, HSBC Global Asset Management (USA) Inc. (2014 – present)
Maria Clem Sell(1) 3 Canal Plaza, Suite 100 Portland, ME 04101 Age: 45	Treasurer	One year; 2022 to present	Senior Principal Consultant and Fund Treasurer, ACA Global (f/k/a Fore-side Financial Group, LLC) (2021 – present); Director, Franklin Templeton Investments (2014 – 2021)
Patrick J. Keniston(1) 3 Canal Plaza, Suite 100 Portland, ME 04101 Age: 59	Chief Compliance Officer and Secretary	One year; 2022 to present	Senior Principal Consultant, ACA Global (f/k/a Foreside Fund Officer Services, LLC) (2008 – present)
James M. Curtis 452 Fifth Avenue New York, NY 10018 Age: 55	Chief Legal Officer	One year; 2018 to present	Associate General Counsel, HSBC Technology & Services (USA) Inc. (2018 – present); Associate General Counsel, HSBC Securities (USA) Inc. (2005 – 2017)

(1)	Mr. Keniston and Ms. Sell are also officers of certain other investment companies.
34	HSBC FAMILY OF FUNDS

MONEY MARKET ANNUAL

Other Information (Unaudited)

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 1-800-525-5757 for HSBC Bank USA and HSBC Brokerage (USA) Inc. clients and 1-800-782-8183 for all other shareholders; (ii) on the Funds’ website at https://www.assetmanagement.us.hsbc.com/en/individual-investor/fund-centre; and (iii) on the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Funds disclose on the Investment Adviser’s website within five business days after the end of each month a complete schedule of portfolio holdings and certain other information, including the dollar-weighted average portfolio maturity and dollar-weighted average portfolio life. In addition, each Fund will file with the SEC on Form N-MFP, within five business days after the end of each month, more detailed portfolio holdings information. The Funds’ Form N-MFP filings will be available on the SEC’s website, and the Investment Adviser’s website will contain a link to such filings.

An investment in a Fund is not a deposit of HSBC Bank USA, National Association, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

HSBC FAMILY OF FUNDS	35

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HSBC FAMILY OF FUNDS:

INVESTMENT ADVISER AND ADMINISTRATOR

HSBC Global Asset Management (USA) Inc.
452 Fifth Avenue
New York, NY 10018

SHAREHOLDER SERVICING AGENTS

For HSBC Bank USA, N.A. and
HSBC Securities (USA) Inc. Clients

HSBC Bank USA, N.A.
452 Fifth Avenue
New York, NY 10018
1-888-525-5757

For All Other Shareholders

HSBC Funds
P.O. Box 219691
Kansas City, MO 64121-9691
1-800-782-8183

SUB-TRANSFER AGENT

SS&C Global Investor and
Distribution Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169

DISTRIBUTOR

Foreside Distribution Services, L.P.
Three Canal Plaza, Suite 100
Portland, ME 04101

Investment products:

ARE NOT A BANK DEPOSIT OR OBLIGATION OF THE BANK OR ANY OF ITS AFFILIATES	ARE NOT FDIC INSURED	ARE NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
ARE NOT GUARANTEED BY THE BANK OR ANY OF ITS AFFILIATES		MAY LOSE VALUE

CUSTODIAN AND TRANSFER AGENT

State Street Bank and Trust Company
1 Congress Street
Boston, MA 02114

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

LEGAL COUNSEL

Dechert LLP
1900 K Street, N.W.
Washington, D.C. 20006

Investment products are offered by HSBC Securities (USA) Inc. (HSI), member NYSE/FINRA/SIPC. HSI is an affiliate of HSBC Bank USA, N.A. Investment products: Are not a deposit or other obligation of the bank or any of its affiliates; Not FDIC insured or insured by any federal government agency of the United States; Not guaranteed by the bank or any of its affiliates; and are subject to investment risk, including possible loss of principal invested.

Investors should consider the investment objectives, risks, charges, and expenses of the investment company carefully before investing. The prospectus contains this and other important information about the investment company. For clients of HSBC Securities (USA) Inc., please call 1-888-525-5757 for more information. For other investors and prospective investors, please call the Funds directly at 1-800-782-8183 or visit our website at https://www.assetmanagement.us.hsbc.com/en/ individual-investor/fund-centre. Investors should read the prospectus carefully before investing or sending money.

HSB-AR-MMF-1223	12/23

HSBC Funds

Annual Report

October 31, 2023

EQUITY FUND	Class A	Class I
HSBC Radiant U.S. Smaller Companies Fund (formerly, HSBC RadiantESG U.S. Smaller Companies Fund)	HSOAX	RESCX

HSBC Family of Funds

Annual Report - October 31, 2023

Glossary of Terms

Basis points (BPS) refers to a common unit of measure for interest rates and other percentages in finance. One basis point is equal to 1/100th of 1%, or 0.01%, or 0.0001, and is used to denote the percentage change in a financial instrument.

Gross Domestic Product (“GDP”) is the value of goods and services produced in a given country in a given year.

Russell 2500TM Growth Index is an index that measures the performance of the small- to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500TM companies with higher price-to-book ratios and higher forecasted growth values.

Securities indices are unmanaged and assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or expenses. Securities in the Fund do not match those in the indices and performance of the Fund will differ. Investors cannot invest directly in an index.

2 HSBC FAMILY OF FUNDS

Portfolio Reviews (Unaudited)

HSBC Radiant U.S. Smaller Companies Fund

(Class A Shares and Class I Shares)

Investment decisions for the HSBC Radiant U.S. Smaller Companies Portfolio (the “Portfolio”) are made by the investment team at the Portfolio’s subadviser, Radiant Global Investors LLC (the “Subadviser”), which is led by Kathryn McDonald, co-founder and Head of Investments and Sustainability, and Harry Prabandham, Chief Investment Officer. Mr. Prabandham and Kevin Lin, CFA, Senior Portfolio Manager, are responsible for day-to-day management of the Portfolio. Ms. McDonald and Messrs. Prabandham and Lin have been portfolio managers of the Portfolio since June 2022.

The HSBC Radiant U.S. Smaller Companies Fund (the “Fund”) seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in U.S. equity securities of small and mid-cap companies that meet the Subadviser’s fundamental and environmental, social, and governance (“ESG”) criteria (measured at the time of purchase). The Fund employs a two-tier structure, commonly referred to as a “master-feeder” structure, in which the Fund invests all of its investable assets in the Portfolio.

Investment Concerns

There is no assurance that the Fund will achieve its investment objective or will work under all market conditions. The value of investments may go down as well as up and you may not get back the amount originally invested. The Fund may be subject to certain additional risks, which should be considered carefully along with its investment objective and fees. Equity investments fluctuate in value based on changes to an individual company’s financial condition and overall market conditions. The Fund is also subject to market risk, which is the risk that the value of the Fund’s portfolio investments may decline due to changing market conditions. Market conditions may be negatively impacted by events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness, or other public health threats. Investing in smaller companies is more risky and volatile than investing in large companies. Growth investment style may fall out of favor in the marketplace and result in significant declines in the value of the Fund’s securities. Securities of companies considered growth investments may have rapid price swings in the event of earnings disappointments or during periods of market, political, regulatory, and economic uncertainty. Using ESG criteria will cause the Fund to forgo investment opportunities in certain companies and sectors that are available to other mutual funds that do not use these criteria, which could affect the Fund’s performance. The use of proprietary quantitative models in selecting investments could be adversely impacted by unforeseeable software or hardware malfunctions and other technological risks, and the data used in the models may cause the models to perform differently than expected.

For a complete description of these and other risks associated with investment in a mutual fund, please refer to the Fund’s prospectus.

Market Commentary

For the 12-month period ended October 31, 2023, the Fund returned 2.21% for its Class A shares (no load). That compared to a -4.80% return for the Russell 2500TM Growth Index, the Fund’s primary benchmark.

Portfolio Performance

U.S. equities ended the 12-month period in positive territory amid a general pivot toward a risk-on appetite among investors. The Federal Reserve raised interest rates multiple times throughout the period, which contributed to an increase in market volatility as equity investors sought to anticipate the effect of higher rates on the economy. The ongoing war in Ukraine and the emerging violence in the Middle East also contributed to bouts of volatility during the year, as did the banking crisis in March that was brought on by the failures of Silicon Valley Bank and Signature Bank, and the subsequent contagion to First Republic Bank. Large-cap stocks significantly outperformed their smaller cap peers for the period. On a sector basis, Information Technology, Communication and Consumer Discretionary companies outperformed while companies in the Utilities, Real Estate, and Healthcare sector underperformed.

The Fund outperformed its primary benchmark for the period under review. Stock selection, particularly within the Information Technology sector, was the main driver of the Fund’s outperformance, most notably holdings of a company that provides semiconductor equipment to chip manufacturers and a contract manufacturer for hardware companies. Both companies benefited from increased investment and growth in the semiconductor industry along with investor interest in artificial intelligence (AI). The Fund’s strategy of targeting companies with higher profitability and better earnings, stronger price momentum and lower price/earnings profiles also added to relative results. The Fund’s above-benchmark exposure to the Information Technology and Real Estate sectors also added to relative performance, as did its underweight exposure to the Industrials and Materials sectors.

The Fund’s above-benchmark exposure to companies with higher leverage dragged on relative results as those names generally underperformed as interest rates increased. The Fund’s overweight exposure to the Healthcare sector also negatively impacted relative results as that sector was one of the worst performing sectors for the period among U.S. smaller cap growth companies.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

HSBC FAMILY OF FUNDS 3

Portfolio Reviews (Unaudited)

HSBC Radiant U.S. Smaller Companies Fund

Value of an Investment

The charts above represent a historical 10-year performance comparison of a hypothetical investment in the indicated share class versus a similar investment in the Fund’s benchmark and represents the reinvestment of dividends and capital gains in the Fund.

Fund Performance		Average Annual Total Returns (%)[3]			Expense Ratio (%)[4]
As of October 31, 2023	Inception Date	1 Year	5 Year	10 Year	Gross	Net
HSBC Radiant U.S. Smaller Companies Fund Class A1	9/23/96	–2.64	6.44	7.00	8.07	1.45
HSBC Radiant U.S. Smaller Companies Fund Class I†	9/3/96	2.50	8.14	8.13	6.79	0.90
Russell 2500 GrowthTM Index[2]	—	–4.80	5.22	7.35	N/A	N/A

Past performance does not guarantee future results. The performance data quoted represents past performance (including prior to the date on which the Fund changed its name, principal investment strategies and sub-adviser) and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect the taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

The performance above reflects any fee waivers that have been in effect during the applicable periods, as well as any expense reimbursements that have periodically been made. Absent such waivers and reimbursements, returns would have been lower. Currently, contractual fee waivers and/or expense reimbursements are in effect for the Fund through March 1, 2024.

Certain returns shown include monies received by the HSBC Radiant U.S. Smaller Companies Portfolio (the “Portfolio”), in which the Fund invests, in respect of one-time class action settlements and monies received by the Fund from a one-time reimbursement from HSBC Global Asset Management (USA) Inc. (the “Adviser”) related to past marketing arrangements. As a result, the Fund’s total returns for those periods were higher than they would have been had the Portfolio and the Fund not received the payments.

†	The Class I Shares are issued by a separate series of the HSBC Funds.
1	Reflects the maximum sales charge of 5.00% through October 29, 2023. Effective October 29, 2023, the sales charge was eliminated.
2	For additional information, please refer to the Glossary of Terms.
3	Reflects actual NAV at the end of the period.
4	Reflects the expense ratio as reported in the prospectus dated February 28, 2023, as supplemented to date. The Adviser has entered into a contractual expense limitation agreement with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies other than the Portfolio) to an annual rate of 1.45% and 0.90% for Class A Shares and Class I Shares, respectively. The expense limitations shall be in effect until March 1, 2024. Additional information pertaining to the October 31, 2023 expense ratios can be found in the financial highlights.

The Fund’s performance is measured against the Russell 2500TM Growth Index, an unmanaged index that measures the performance of the small- to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values. The performance for the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index.

4 HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS

Statements of Assets and Liabilities—as of October 31, 2023

	HSBC Radiant U.S. Smaller Companies Fund	HSBC Radiant U.S. Smaller Companies Fund (Class I)
Assets:
Investments in Affiliated Portfolio	$6,837,927	$12,749,551
Receivable from Investment Adviser	45,639	47,583
Prepaid expenses and other assets	10,745	14,757
Total Assets	6,894,311	12,811,891

Liabilities:
Accrued expenses and other liabilities:
Administrative Services	61	113
Distribution fees	18	—
Shareholder Servicing	1,287	—
Accounting	4,600	4,000
Compliance Services	484	484
Printing	1,635	2,516
Professional	30,035	30,035
Sub-Transfer Agent	18,141	12,326
Other	164	288
Total Liabilities	56,425	49,762
Commitments and contingent liabilities (Note 4)	—	—
Net Assets	$6,837,886	$12,762,129

Composition of Net Assets:
Paid in Capital	$7,865,972	$15,934,858
Total distributable earnings/(loss)	(1,028,086)	(3,172,729)
Net Assets	$6,837,886	$12,762,129

Net Assets:
Class A Shares	$6,837,886	$—
Class I Shares	—	12,762,129
Total	$6,837,886	$12,762,129

Shares Outstanding:
($0.001 par value, unlimited number of shares authorized):
Class A Shares	925,272	—
Class I Shares	—	1,946,413

Net Asset Value, Offering Price (Class A and Class I) and Redemption Price per share:
Class A Shares	$7.39	$—
Class I Shares	$—	$6.56

Amounts designated as “—“ are $0.00 or have been rounded to $0.00.

See notes to financial statements.	HSBC FAMILY OF FUNDS 5

HSBC FAMILY OF FUNDS

Statements of Operations - For the year ended October 31, 2023

	HSBC Radiant U.S. Smaller Companies Fund	HSBC Radiant U.S. Smaller Companies Fund (Class I)
Net Investment Income/(Loss) Allocated from Affiliated Portfolio:
Investment income from Affiliated Portfolio	$68,510	$130,455
Expenses from Affiliated Portfolio(1)	(341,655)	(658,916)
Net Investment Income/(Loss) from Affiliated Portfolio	(273,145)	(528,461)

Expenses:
Administrative Services:
Class A Shares	776	—
Class C Shares(2)	3	—
Class I Shares	—	1,502
Distribution:
Class C Shares(2)	175	—
Shareholder Servicing:
Class A Shares	19,387	—
Class C Shares(2)	58	—
Accounting	8,106	7,120
Compliance Services	6,193	6,193
Printing	12,840	20,577
Professional	55,428	55,432
Sub-Transfer Agent	205,664	133,428
Registration fees	26,972	23,500
Other	11,397	10,558
Total expenses before fee and expense reductions	346,999	258,310
Fees voluntarily reduced/reimbursed by Investment Adviser and/or Administrator	(7,784)	—
Fees contractually reduced/reimbursed by Investment Adviser	(575,609)	(782,084)
Net Expenses(1)	(236,394)	(523,774)

Net Investment Income/(Loss)	$(36,751)	$(4,687)

Realized/Unrealized Gains/(Losses) on Investments Allocated from Affiliated Portfolio:
Net realized gains/(losses) from Affiliated Portfolio	759,926	1,373,296
Change in unrealized appreciation/(depreciation) on investments from Affiliated Portfolio	(485,947)	(818,279)

Net realized/unrealized gains/(losses) on investments from Affiliated Portfolio	273,979	555,017
Change in Net Assets Resulting from Operations	$237,228	$550,330

(1)	Total Net Fund expenses includes Expenses Allocated from Affiliated Portfolio and Net Expenses of the Fund.
(2)	Class C Shares are no longer offered by the Fund. Effective October 29, 2023, the then-existing Class C Shares converted to Class A Shares.

Amounts designated as “—“ are $0.00 or have been rounded to $0.00.

6 HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC FAMILY OF FUNDS

Statements of Changes in Net Assets

	HSBC Radiant U.S. Smaller Companies Fund		HSBC Radiant U.S. Smaller Companies Fund (Class I)
	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2023	Year Ended October 31, 2022
Investment Activities:
Operations:
Net investment loss	$(36,751)	$(65,170)	$(4,687)	$(99,271)
Net realized gains/(losses) from investments	759,926	(1,486,716)	1,373,296	(4,652,078)
Change in unrealized appreciation/(depreciation) on investments	(485,947)	(1,648,501)	(818,279)	(18,029,576)
Change in net assets resulting from operations	237,228	(3,200,387)	550,330	(22,780,925)

Distributions to shareholders:
Class A Shares	—	(3,766,491)	—	—
Class C Shares	—	(27,849)	—	—
Class I Shares	—	—	—	(45,436,904)
Change in net assets resulting from distributions to shareholders:	—	(3,794,340)	—	(45,436,904)
Change in net assets resulting from capital transactions(1)	(1,617,732)	2,654,398	(4,782,072)	(3,597,262)
Change in net assets	(1,380,504)	(4,340,329)	(4,231,742)	(71,815,091)

Net Assets:
Beginning of period	8,218,390	12,558,719	16,993,871	88,808,962
End of period	$6,837,886	$8,218,390	$12,762,129	$16,993,871

CAPITAL TRANSACTIONS:
Class A Shares:
Proceeds from shares issued	$117,904	$1,230,933	$—	$—
Dividends reinvested	—	3,689,980	—	—
Value of shares converted from Class C	18,933	—	—	—
Value of shares redeemed	(1,737,431)	(2,282,301)	—	—
Class A Shares capital transactions	(1,600,594)	2,638,612	—	—
Class C Shares:
Proceeds from shares issued	$13,100	$—	$—	$—
Dividends reinvested	—	27,849	—	—
Value of shares converted to Class A	(18,933)	—	—	—
Value of shares redeemed	(11,305)	(12,063)	—	—
Class C Shares capital transactions	(17,138)	15,786	—	—
Class I Shares:
Proceeds from shares issued	$—	$—	$523,276	$13,910,403
Dividends reinvested	—	—	—	44,902,419
Value of shares redeemed	—	—	(5,305,348)	(62,410,084)
Class I Shares capital transactions	—	—	(4,782,072)	(3,597,262)
Change in net assets resulting from capital transactions(1)	$(1,617,732)	$2,654,398	$(4,782,072)	$(3,597,262)

SHARE TRANSACTIONS:
Class A Shares:
Issued	14,905	153,638	—	—
Reinvested	—	407,733	—	—
Converted from Class C Shares	2,599	—	—	—
Redeemed	(226,078)	(291,396)	—	—
Change in Class A Shares	(208,574)	269,975	—	—
Class C Shares:
Issued	8,973	—	—	—
Reinvested	—	17,967	—	—
Converted to Class A Shares	(15,341)	—	—	—
Redeemed	(8,973)	(8,944)	—	—
Change in Class C Shares	(15,341)	9,023	—	—
Class I Shares:
Issued	—	—	76,163	2,222,072
Reinvested	—	—	—	5,676,665
Redeemed	—	—	(785,593)	(9,876,855)
Change in Class I Shares	—	—	(709,430)	(1,978,118)

(1)	Includes the conversion of Class C Shares to Class A Shares at the close of business on October 29, 2023.

Amounts designated as “—“ are $0.00 or have been rounded to $0.00.

See notes to financial statements.	HSBC FAMILY OF FUNDS 7

HSBC RADIANT U.S. SMALLER COMPANIES FUND

Financial Highlights

Selected data for a share outstanding throughout the periods indicated.*

		Investment Activities			Distributions					Ratios/Supplementary Data
	Net Asset Value, Beginning of Period	Net Investment Loss (a)	Net Realized and Unrealized Gains/ (Losses) from Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investment Transactions	Total Distributions	Net Asset Value, End of Period	Total Return (b)	Net Assets at Value, End of Period (000’s)	Ratio of Net Expense to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fee Reductions)	Portfolio Turnover (c)
Class A Shares
Year Ended October 31, 2023	$7.23	$(0.04)	$0.20	$0.16	$—	$—	$—	$7.39	2.21%	$6,838	1.35%	(0.47)%	8.84%	103%
Year Ended October 31, 2022	14.49	(0.05)(d)	(2.80)	(2.85)	—	(4.41)	(4.41)	7.23(e)	(25.80)%	8,200	1.49%(f)	(0.65)%(d)	6.47%	120%
Year Ended October 31, 2021	10.71	(0.11)	4.57	4.46	—	(0.68)	(0.68)	14.49	42.81%	12,518	1.55%	(0.83)%	7.00%	78%
Year Ended October 31, 2020	9.42	(0.09)	2.10	2.01	—	(0.72)	(0.72)	10.71	22.05%	9,224	1.55%	(0.91)%	7.29%	94%
Year Ended October 31, 2019	10.70	(0.07)	0.59	0.52	—	(1.80)	(1.80)	9.42	8.77%	8,449	1.55%	(0.79)%	5.77%	81%
*	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the HSBC Radiant U.S. Smaller Companies Portfolio (the “Portfolio”).
(a)	Calculated based on average shares outstanding.
(b)	Total return calculations do not include any sales or redemption charges.
(c)	Portfolio turnover rate is calculated on the basis of the Portfolio, in which the Fund invests all of its investable assets. Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
(d)	Reflects special dividends paid out during the year by several of the Portfolio’s holdings. Had the Portfolio, in which the Fund invests all of its investable assets, not received the special dividends, the net investment income/(loss) per share would have been $(0.08) and the net investment income/(loss) ratio would have been (0.97)%.
(e)	The net asset value per share (“NAV”) for financial reporting purposes differs from the NAV reported due to adjustments made in accordance with accounting principles generally accepted in the United States of America.
(f)	The net expense ratio shown for the period reflects the expense limitation agreement in effect as of June 28, 2022 and the higher limit in effect prior to that date.

Amounts designated as “—” are $0.00 or have been rounded to $0.00.

8 HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC RADIANT U.S. SMALLER COMPANIES FUND (CLASS I)

Financial Highlights

Selected data for a share outstanding throughout the periods indicated.*

		Investment Activities			Distributions					Ratios/Supplementary Data
	Net Asset Value, Beginning of Period	Net Investment Loss (a)	Net Realized and Unrealized Gains/ (Losses) from Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investment Transactions	Total Distributions	Net Asset Value, End of Period	Total Return (b)	Net Assets at Value, End of Period (000's)	Ratio of Net Expense to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fee Reductions)	Portfolio Turnover (c)
Class I Shares
Year Ended October 31, 2023	$6.40	$(0.00)	$0.16	$0.16	$—	$—	$—	$6.56	2.50%	$12,762	0.90%	(0.03)%	6.11%	103%
Year Ended October 31, 2022	19.16	(0.02)(d)	(2.84)	(2.86)	—	(9.90)	(9.90)	6.40(e)	(24.77)%	16,993	1.07%(f)	(0.19)%(d)	3.02%	120%
Year Ended October 31, 2021	14.67	(0.07)	6.13	6.06	—	(1.57)	(1.57)	19.16(e)	43.23%	88,809	1.10%	(0.39)%	1.88%	78%
Year Ended October 31, 2020	12.79	(0.06)	2.85	2.79	—	(0.91)	(0.91)	14.67	22.58%	121,959	1.10%	(0.46)%	1.63%	94%
Year Ended October 31, 2019	14.38	(0.04)	0.81	0.77	—	(2.36)	(2.36)	12.79	9.25%	115,924	1.10%	(0.34)%	1.44%	81%
*	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the HSBC Radiant U.S. Smaller Companies Portfolio (the “Portfolio”).
(a)	Calculated based on average shares outstanding.
(b)	Total return calculations do not include any sales or redemption charges.
(c)	Portfolio turnover rate is calculated on the basis of the Portfolio, in which the Fund invests all of its investable assets. Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
(d)	Reflects special dividends paid out during the year by several of the Portfolio’s holdings. Had the Portfolio, in which the Fund invests all of its investable assets, not received the special dividends, the net investment income/(loss) per share would have been $(0.05) and the net investment income/(loss) ratio would have been (0.59)%.
(e)	The net asset value per share (“NAV”) for financial reporting purposes differs from the NAV reported due to adjustments made in accordance with accounting principles generally accepted in the United States of America.
(f)	The net expense ratio shown for the period reflects the expense limitation agreement in effect as of June 28, 2022 and the higher limit in effect prior to that date.

Amounts designated as “—” are $0.00 or have been rounded to $0.00.

See notes to financial statements.	HSBC FAMILY OF FUNDS 9

HSBC FAMILY OF FUNDS

Notes to Financial Statements—October 31, 2023

1.	Organization:

The HSBC Funds (the “Trust”), a Delaware statutory trust organized on March 2, 2016, is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. As of October 31, 2023, the Trust is comprised of 5 separate operational funds, each a series of the HSBC Family of Funds. The accompanying financial statements are presented for the following two diversified funds (individually a “Fund”, collectively the “Funds”) of the Trust. The Funds changed their names on October 27, 2023.

Fund	Short Name
HSBC Radiant U.S. Smaller Companies Fund (formerly, HSBC RadiantESG U.S. Smaller Companies Fund)	Radiant U.S. Smaller Companies Fund
HSBC Radiant U.S. Smaller Companies Fund (Class I) (formerly, HSBC RadiantESG U.S. Smaller Companies Fund (Class I))	Radiant U.S. Smaller Companies Fund (Class I)

Financial statements for all other series of the Trust are published separately.

Each Fund is a feeder fund in a master-feeder fund structure and seeks to achieve its investment objective by investing all of its investable assets in the HSBC Radiant U.S. Smaller Companies Portfolio (formerly, HSBC RadiantESG U.S. Smaller Companies Portfolio) (the “Portfolio”), which is a diversified series of the Trust with the same investment objective as the Funds. The Portfolio operates as the master fund in a master-feeder arrangement in which the feeder funds invest all or part of their investable assets in the Portfolio. The Funds’ proportionate ownership of the Portfolio as of the date of this report was as follows:

Fund	Proportionate Ownership Interest on October 31, 2023 (%)
Radiant U.S. Smaller Companies Fund	34.9
Radiant U.S. Smaller Companies Fund (Class I)	65.1

The financial statements of the Portfolio, including the Schedule of Portfolio Investments, are included elsewhere in this report. The financial statements of the Portfolio should be read in conjunction with the financial statements of the Funds.

The Funds are authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share. The Radiant U.S. Smaller Companies Fund offers one class of shares: Class A Shares. The Radiant U.S. Smaller Companies Fund (Class I) also offers one class of shares: Class I Shares. Effective October 29, 2023, Class A Shares of Radiant U.S. Smaller Companies Fund are offered with no sales charge. Prior to October 29, 2023, Class A Shares had a maximum sales charge of 5.00% as a percentage of the offering price. The Fund previously offered Class C Shares, which the Fund no longer offers. After the close of business on October 29, 2023, Class C Shares of HSBC Radiant U.S. Smaller Companies Fund converted into Class A  Shares (without a contingent deferred sales charge or other charge). No sales charges are assessed with respect to Class I Shares of the Radiant U.S. Smaller Companies Fund (Class I). Each class of shares in the Funds has identical rights and privileges except with respect to arrangements pertaining to shareholder servicing and/or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and exchange privileges of each class of shares.

Under the Trust’s organizational documents, the Trust’s officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust enters into contracts with its service providers, which also provide for indemnifications by the Funds. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Trust believes the risk of loss to be remote.

10 HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS

Notes to Financial Statements—October 31, 2023 (continued)

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”

2.	Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities Valuation:

The Funds record their investments in the Portfolio at fair value, which represents their proportionate ownership of the value of the Portfolio’s net assets. The notes to the Portfolio’s financial statements included elsewhere in this report provide information about the Portfolio’s valuation policy and its period-end security valuations.

Investment Transactions and Related Income:

The Funds record investments in the Portfolio on a trade date basis. The Funds record daily their proportionate share of income, expenses, changes in unrealized appreciation and depreciation and realized gains and losses derived from the Portfolio. In addition, the Funds accrue their own expenses daily as incurred.

Foreign Currency Translation:

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts, if any, are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities at the close of each business day. Purchases and sales of securities, and income and expenses, are, as applicable, translated at the prevailing rate of exchange on the respective dates of such transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. If applicable, any such fluctuations are included with the net realized and unrealized gain or loss from investments in securities and foreign currency translations.

Allocations:

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated among the applicable series within the Trust equally to each series, in relation to its net assets, or another appropriate basis. Because the Funds operate in a master-feeder structure, in which the Funds invest all of their investable assets in the Portfolio, certain expenses are allocated solely to the Portfolio rather than the Funds. Class specific expenses are charged directly to the class incurring the expense. In addition, income, expenses (other than class specific expenses), and unrealized and realized gains and losses are allocated to each class based on relative net assets on a daily basis.

Distributions to Shareholders:

Dividends distributed to shareholders of the Funds from net investment income, if any, are declared and distributed semiannually.

Distributions from net realized gains, if any, are declared and paid at least annually by the Funds. Additional distributions are also made to the Funds’ shareholders to the extent necessary to avoid the federal excise tax on certain undistributed income and net realized gains of regulated investment companies.

HSBC FAMILY OF FUNDS 11

HSBC FAMILY OF FUNDS

Notes to Financial Statements—October 31, 2023 (continued)

Federal Income Taxes:

Each Fund is a separate taxable entity for federal income tax purposes. Each Fund has qualified and intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its taxable net investment income and net realized gains, if any, to its shareholders. Accordingly, no provision for federal income or excise tax is required for the Funds, although shareholders may be taxed on distributions they receive.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken. Management’s conclusions may be subject to future review based on changes in, or interpretation of, accounting standards or tax laws and regulations.

3.	Investment Valuation Summary

The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The Funds’ investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

●	Level 1—quoted prices (unadjusted) in active markets for identical assets
●	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3—significant unobservable inputs (including the Investment Adviser’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The Funds record their investments in the Portfolio at fair value, which represents their proportionate ownership of the value of the Portfolio’s net assets. These investments are typically categorized as Level 2 in the fair value hierarchy. The underlying securities of the Portfolio are recorded at fair value, as discussed more fully in the Notes to Financial Statements of the Portfolio included in the attached financial statements.

As of October 31, 2023, all investments by the Funds were categorized as Level 2 in the fair value hierarchy.

4.	Related Party Transactions and Other Agreements and Plans:

Investment Management:

HSBC Global Asset Management (USA) Inc. (“HSBC” or the “Investment Adviser”), a wholly-owned subsidiary of HSBC USA, Inc., a registered bank holding company under the laws of the United States, acts as Investment Adviser to the Portfolio pursuant to an Investment Advisory Contract. As Investment Adviser, HSBC manages the investments of the Portfolio and continuously reviews, supervises, and administers the Portfolio’s investments. The Adviser has retained Radiant Global Investors LLC (“Radiant” or the “Subadviser”) to provide day-to-day management of the Portfolio. The Funds are not directly charged any investment management fees, but rather share proportionately in the investment management fees charged to the Portfolio.

12 HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS

Notes to Financial Statements—October 31, 2023 (continued)

Administration, Fund Accounting and Other Services:

HSBC also serves the Funds as Administrator. Effective November 7, 2022, under the terms of the Amended and Restated Administration Services Agreement, HSBC receives from the Funds (as well as other series of the Trust combined) a fee, accrued daily and paid monthly, at an annual rate of two basis points (0.02%) of average daily net assets. The fee rate is determined on the basis of the aggregate average daily net assets of the Trust. The total administration fee paid to HSBC is allocated to each series based upon its proportionate share of the aggregate net assets of the Trust subject to certain allocations in cases where one series invests some or all of its assets in another series of the Trust (for example, the Funds). For assets invested in the Portfolio by the Funds, the Portfolio pays half of the administration fee and the Funds pay the remaining half, for a combination of the total fee rate set forth above.

Prior to November 7, 2022, HSBC received, as Administrator to the Funds, a fee, accrued daily and paid monthly, at an annual rate based on the aggregate average daily net assets of the Trust, based on the breakpoints set forth below. A portion of such fees was paid by HSBC to the Funds’ former Sub-Administrator, Citi Fund Services Ohio, Inc. (“Citi”).

Based on Average Daily Net Assets of the Trust	Fee Rate (%)
Up to $10 billion	0.0400
In excess of $10 billion but not exceeding $20 billion	0.0350
In excess of $20 billion but not exceeding $50 billion	0.0265
In excess of $50 billion	0.0245

Effective as of November 7, 2022, State Street Bank and Trust Company (“State Street”) serves as Sub-Administrator to the Funds and provides fund accounting, custody, fund administration, regulatory administration and certain other services to the Funds pursuant to a Master Services Agreement with the Trust. For its services, State Street is entitled to a fee, payable by the Funds, based on a Fund’s net assets, subject to per Fund fees, miscellaneous fees and reimbursements of certain expenses.

Effective as of November 7, 2022, under a Fund PFO/Treasurer, CCO, Secretary and AMLO Agreement between Foreside Fund Officer Services, LLC (“Foreside”) and the Trust, Foreside makes individuals available to serve as the Trust’s Chief Compliance Officer, Anti-Money Laundering Officer, Treasurer and Secretary. For the services provided under that agreement, the Trust paid Foreside $200,146 for the year ended October 31, 2023, plus reimbursement of certain out-of-pocket expenses. Compliance services fees incurred by each Fund are reflected on the Statements of Operations as “Compliance Services” and the other services fees are included in “Other” on the Statements of Operations. Foreside pays the salary and other compensation earned by individuals performing these services. Prior to November 7, 2022, Citi provided these officer services.

Distribution Arrangements:

Foreside Distribution Services, L.P. (“Foreside” or the “Distributor”) serves the Trust as Distributor. The Trust, on behalf of the Radiant U.S. Smaller Companies Fund, has adopted a non-compensatory Distribution Plan and Agreement (the “Distribution Plan”) pursuant to Rule 12b-1 of the Act. The Distribution Plan provides for reimbursement of expenses incurred by the Distributor related to distribution and marketing, at a rate not to exceed 0.25% and 1.00% of the average daily net assets of Class A Shares (currently not being charged) and Class C Shares (charged 0.75% until October 29, 2023 when Class C Shares converted to Class A Shares and ceased operations) of the Fund, respectively. For the year ended October 31, 2023, Foreside received $175 in commissions from sales of the Trust.

HSBC FAMILY OF FUNDS 13

HSBC FAMILY OF FUNDS

Notes to Financial Statements—October 31, 2023 (continued)

Shareholder Servicing:

The Trust has adopted a Shareholder Services Plan, which provides for payments to shareholder servicing agents for providing various shareholder services. For performing these services, the shareholder servicing agents receive a fee that is computed daily and paid monthly up to 0.25% of the average daily net assets of Class A Shares of the Radiant U.S. Smaller Companies Fund. The fees paid to the Distributor pursuant to the Distribution Plan and to shareholder servicing agents pursuant to the Shareholder Services Plan may not exceed in the aggregate 0.50% annually of the average daily net assets of Class A Shares and for Class C shares was 1.00% of the average daily net assets.

The Trust has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which the Funds will pay all or a portion of such fees earned to financial intermediaries for performing such services.

Transfer Agency:

Effective as of November 7, 2022, State Street replaced SS&C Global Investor and Distribution Solutions, Inc. (formerly, DST Asset Manager Solutions, Inc.) (“SS&C”) as the transfer agent for each Fund, although State Street has delegated its responsibilities to SS&C and SS&C continues to provide transfer agency services to the Funds. As sub-transfer agent, SS&C receives a fee based on the number of funds and shareholder accounts, subject to certain minimums, and reimbursement of certain expenses.

Independent Trustees:

The Trust pays an annual retainer to each Independent Trustee, plus additional annual retainers to each Committee Chair and the Chairman of the Board of Trustees (the “Board”). The Independent Trustees also receive a fee for each regular, special, and informational meeting of the Board attended. The aggregate amount of the fees and expenses of the Independent Trustees are allocated among all the series in the Trust (except that these fees and expenses are allocated to the Portfolio rather than the Funds).

Other:

The Funds pay fees to certain intermediaries or financial institutions for record keeping, sub-accounting services, transfer agency and other administrative services as reflected on the Statements of Operations as “Administrative Services.”

The Funds may use related party broker-dealers. For the year ended October 31, 2023, there were no brokerage commissions paid to broker-dealers affiliated with the Investment Adviser.

The Investment Adviser and its affiliates may have lending, banking, brokerage, underwriting, or other business relationships with the issuers of the securities in which the Portfolio invests.

Fee Reductions:

The Investment Adviser has agreed to contractually limit through March 1, 2024 the total annual expenses of the Funds, including the allocated expenses from the Portfolio, exclusive of interest, taxes, brokerage commissions, extraordinary expenses, and estimated indirect expenses attributable to the Funds’ investments in investment companies. Each Fund Class has its own expense limitations based on the average daily net assets for any full fiscal year as follows:

	Class	Contractual Expense Limitations (%)
Radiant U.S. Smaller Companies Fund	Class A Shares	1.45
Radiant U.S. Smaller Companies Fund	Class C Shares	2.20*
Radiant U.S. Smaller Companies Fund (Class I)	Class I Shares	0.90

*	Ceased to exist effective October 29, 2023.
14 HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS

Notes to Financial Statements—October 31, 2023 (continued)

Any amounts contractually waived or reimbursed by the Investment Adviser will be subject to repayment by the respective Fund to the Investment Adviser within three years calculated monthly from when the waiver or reimbursement is recorded to the extent that the repayment will not cause the Fund’s operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. During the year ended October 31, 2023, the Investment Adviser did not recapture any of its prior contractual waivers or reimbursements. As of October 31, 2023, there was no contingent liability.

As of October 31, 2023, the repayments that may potentially be made by the Funds are as follows:

	Amount Eligible Through
	October 31, 2026 ($)	October 31, 2025 ($)	October 31, 2024 ($)	Total ($)
Radiant U.S. Smaller Companies Fund	575,609	487,707	623,917	1,687,233
Radiant U.S. Smaller Companies Fund (Class I)	782,084	1,033,366	821,503	2,636,953

In addition to the contractual expense limitation agreement with the Funds, HSBC, in its role as Investment Adviser and Administrator, may waive/reimburse additional fees at its discretion. Any voluntary fee waivers/reimbursements are not subject to repayment in subsequent fiscal periods. Voluntary waivers/reimbursements may be eliminated or changed at any time. Amounts waived/reimbursed by the Investment Adviser and/or Administrator are reported on the Statements of Operations, as applicable.

During the year ended October 31, 2023, the following amounts of expenses were voluntarily and/or contractually waived:

	Class A ($)	Class C ($)	Class I ($)	Total ($)
Radiant U.S. Smaller Companies Fund	581,657	1,736	—	583,393
Radiant U.S. Smaller Companies Fund (Class I)	—	—	782,084	782,084
5.	Affiliated Investment Transactions:

A summary of each Fund’s investment in the Portfolio for the year ended October 31, 2023 is as follows:

	Value 10/31/2022 ($)	Contributions ($)	Withdrawals ($)	Net Realized Gains/ (Losses) ($)	Change in Unrealized Appreciation/ Depreciation ($)	Net Income/ (Loss) ($)	Value 10/31/2023 ($)
Radiant U.S. Smaller Companies Fund
HSBC Radiant U.S. Smaller Companies Portfolio	8,175,190	762,492	(2,100,589)	759,926	(485,947)	(273,145)	6,837,927
Total	8,175,190	762,492	(2,100,589)	759,926	(485,947)	(273,145)	6,837,927
Radiant U.S. Smaller Companies Fund (Class I)
HSBC Radiant U.S. Smaller Companies Portfolio	17,023,582	1,401,491	(5,702,078)	1,373,296	(818,279)	(528,461)	12,749,551
Total	17,023,582	1,401,491	(5,702,078)	1,373,296	(818,279)	(528,461)	12,749,551
HSBC FAMILY OF FUNDS 15

HSBC FAMILY OF FUNDS

Notes to Financial Statements—October 31, 2023 (continued)

6.	Investment Risks:

The risks are presented in an order intended to facilitate readability, and their order does not imply that the realization of one risk is likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Equity Securities Risk: The prices of equity securities fluctuate from time to time based on changes in a company’s financial condition or overall market and economic conditions. As a result, the value of equity securities may fluctuate drastically from day to day.

Market Risk: The value of the Portfolio’s investments may decline due to changing economic, political, social, regulatory or market conditions. Market risk may affect a single issuer, industry or sector of the economy or it may affect the economy as a whole. Moreover, the conditions in one country or geographic region could adversely affect the Portfolio’s investments in a different country or geographic region. Events such as war, acts of terrorism, social unrest, natural disasters, rapid changes in interest rates, the spread of infectious illness or other public health threats could also significantly impact the Portfolio and its investments.

Model and Data Risk: Radiant employs proprietary quantitative models in selecting investments for the Portfolio. Investments selected using these models may perform differently than expected as a result of the factors used in the models, the weight placed on each factor, changes in a factor’s historical trends, and technical issues in the construction, implementation, and maintenance of the models (including, for example, problems with data sourced by Radiant or supplied by third parties, software issues, or other types of errors). There are limitations inherent in every quantitative model and there is no guarantee that quantitative models will perform as expected or result in effective investment decisions for the Portfolio. Additionally, commonality of holdings across quantitative asset managers may amplify losses.

ESG Investing Risk: The incorporation of environmental, social and governance (“ESG”) criteria, including ESG and Impact scores and the identification of controversial business lines and other screens, into the investment process will cause the Portfolio to forgo investment opportunities available to other mutual funds that do not use these criteria, or to increase or decrease its exposure to certain sectors or certain types of companies. For example, the Portfolio will generally not seek to invest in companies that operate in, or derive a specific amount of revenue from, controversial business lines (e.g., tobacco, nuclear armaments and other controversial weapons, and thermal coal extraction), or companies with severe controversies (e.g., severe violators of human rights and liberties). As a result, the Portfolio could underperform or outperform other mutual funds that do not consider ESG criteria in their investment processes. In evaluating a company, Radiant is dependent upon third-party data that it believes to be reliable, but it does not guarantee the accuracy of such third-party data. ESG data from third-party data providers may be incomplete, inaccurate, or unavailable and may vary significantly from one third-party data provider to another, which could adversely affect the analysis of ESG criteria relevant to a particular company. Investing on the basis of ESG criteria is qualitative and subjective by nature and there can be no assurance that the process utilized by Radiant or any third-party research or data providers or any judgment exercised by Radiant will reflect the views of any particular investor. Radiant’s ESG criteria and ESG-related investment processes may be changed periodically without shareholder approval or notice.

16 HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS

Notes to Financial Statements—October 31, 2023 (continued)

7.	Federal Income Tax Information:

As of the tax year ended October 31, 2023, the cost basis of investments for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/(depreciation) were as follows:

	Tax Cost ($)	Tax Unrealized Appreciation ($)	Tax Unrealized Depreciation ($)	Net Unrealized Appreciation/ (Depreciation) ($)*
Radiant U.S. Smaller Companies Fund	6,937,686	—	(99,759)	(99,759)
Radiant U.S. Smaller Companies Fund (Class I)	12,631,916	117,635	—	117,635

*	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales.

The tax character of distributions paid by the Funds for the tax year ended October 31, 2023, was as follows:

Distributions paid from
	Ordinary Income ($)	Total Taxable Distributions ($)	Total Distributions Paid ($)(1)
Radiant U.S. Smaller Companies Fund	—	—	—
Radiant U.S. Smaller Companies Fund (Class I)	—	—	—

(1)	Total distributions paid may differ from that disclosed in the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

The tax character of distributions paid by the Funds for the tax year ended October 31, 2022, was as follows:

	Distributions paid from
	Ordinary Income ($)	Net Long-Term Capital Gains ($)	Total Taxable Distributions ($)	Total Distributions Paid ($)(1)
Radiant U.S. Smaller Companies Fund	1,311,809	2,482,531	3,794,340	3,794,340
Radiant U.S. Smaller Companies Fund (Class I)	16,743,166	28,693,738	45,436,904	45,436,904

(1)	Total distributions paid may differ from that disclosed in the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

As of the tax year ended October 31, 2023, the components of accumulated earnings/(deficit) on a tax basis for the Funds were as follows:

	Accumulated Capital and Other Losses ($)	Unrealized Appreciation/ (Depreciation) ($)(1)	Total Accumulated Earnings/ (Deficit) ($)
Radiant U.S. Smaller Companies Fund	(928,327)	(99,759)	(1,028,086)
Radiant U.S. Smaller Companies Fund (Class I)	(3,290,364)	117,635	(3,172,729)

(1)	The differences between book-basis and tax-basis unrealized appreciation/depreciation are attributable primarily to tax deferral of losses on wash sales.
HSBC FAMILY OF FUNDS 17

HSBC FAMILY OF FUNDS

Notes to Financial Statements—October 31, 2023 (continued)

As of the tax year ended October 31, 2023, the Funds had net capital loss carryforwards (“CLCFs”) not subject to expiration as summarized in the table below. The Board does not intend to authorize a distribution of any realized gain for the Funds until any applicable CLCF has been offset or expires.

	Short Term Amount ($)	Long Term Amount ($)	Total ($)
Radiant U.S. Smaller Companies Fund	896,515	—	896,515
Radiant U.S. Smaller Companies Fund (Class I)	3,286,771	—	3,286,771

The amount and character of net investment income and net realized gains distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sale losses) do not require reclassification. To the extent distributions to shareholders from net investment income and net realized gains exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

On the Statements of Assets and Labilities, as a result of permanent book-to-tax differences, reclassification adjustments were made as follows:

	Accumulated Net Investment Income/ (Distributions in Excess of Net Investment Income) ($)*	Accumulated Net Realized Gains/(Losses) ($)*	Paid in Capital ($)
Radiant U.S. Smaller Companies Fund	64,910	(103,899)	38,989
Radiant U.S. Smaller Companies Fund (Class I)	100,365	103,899	(204,264)

*	These components of capital are presented together as “Total distributable earnings/(loss)” on the Statements of Assets and Liabilities.
8.	Significant Shareholders:

Shareholders, including other funds, individuals, and accounts, as well as each Fund’s investment manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with GAAP).

The following list includes the Funds which had individual shareholder accounts with ownership of voting securities greater than 10% of the total outstanding voting securities but less than 25% and/or accounts with ownership of voting securities greater than 25% of the total outstanding voting securities. Significant transactions by these shareholder accounts may negatively impact the Funds’ performance.

	Number of shareholders with ownership of voting securities of the Fund greater than 10% and less than 25% of the total Fund’s outstanding voting securities	Percentage owned in aggregate by 10% – 25% shareholders (%)	Number of shareholders with ownership of voting securities of the Fund greater than 25% of the total Fund’s outstanding voting securities	Percentage owned in aggregate by greater than 25% shareholders (%)
Radiant U.S. Smaller Companies Fund	—	—	1	63
Radiant U.S. Smaller Companies Fund (Class I)	3	39	1	47
9.	Subsequent Events:

Subsequent events occurring after the date of this report have been evaluated for potential impact, for purposes of recognition or disclosure in the financial statements, through the date the report was issued and no adjustments or additional disclosures were required to the financial statements.

18 HSBC FAMILY OF FUNDS

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of HSBC Funds and Shareholders of HSBC Radiant U.S. Smaller Companies Fund and HSBC Radiant U.S. Smaller Companies Fund (Class I)

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of HSBC Radiant U.S. Smaller Companies Fund and HSBC Radiant U.S. Smaller Companies Fund (Class I) (two of the funds constituting HSBC Funds, hereafter collectively referred to as the “Funds”) as of October 31, 2023, the related statements of operations for the year ended October 31, 2023, the statements of changes in net assets for each of the two years in the period ended October 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2023 and each of the financial highlights for each of the five years in the period ended October 31, 2023 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2023 by correspondence with the sub-administrator of the Funds. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

New York, New York

December 26, 2023

We have served as the auditor of one or more investment companies in the HSBC Funds since 2015.

HSBC FAMILY OF FUNDS 19

HSBC FAMILY OF FUNDS

Table of Shareholder Expenses—as of October 31, 2023 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including exchange fees (if any); and (2) ongoing costs, including management fees, distribution fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The actual examples are based on an investment of $1,000 invested at the beginning of a six-month period beginning May 1, 2023 and held through the period ended October 31, 2023.

The columns below under the heading entitled “Actual” provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six-month period and held throughout the period ended October 31, 2023.

The columns below under the heading entitled “Hypothetical” provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the columns under the heading entitled “Hypothetical” are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Actual		Hypothetical (5% return before expenses)
	Annualized Expense Ratio During Period	Beginning Account Value 5/1/23	Ending Account Value 10/31/23	Expenses Paid During Period(1)	Ending Account Value 10/31/23	Expenses Paid During Period(1)
Radiant U.S. Smaller Companies Fund – Class A Shares	1.35%	$1,000.00	$978.80	$6.73	$1,018.40	$6.87
Radiant U.S. Smaller Companies Fund (Class I) – Class I Shares	0.90%	1,000.00	982.00	4.50	1,020.70	4.58

(1)	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.)
20 HSBC FAMILY OF FUNDS

Portfolio Reviews

Portfolio Composition*

October 31, 2023 (Unaudited)

HSBC Radiant U.S. Smaller Companies Portfolio
Investment Allocation	Percentage of Investments at Value (%)
Software	15.6
Health Care Equipment & Supplies	12.3
Biotechnology	8.3
Health Care Providers & Services	6.8
Electronic Equipment, Instruments & Components	5.3
Professional Services	5.1
Diversified Consumer Services	4.6
Building Products	4.5
Household Durables	3.8
Construction & Engineering	3.2
Specialized REITs	3.0
Capital Markets	2.3
Technology Hardware, Storage & Peripherals	2.2
Trading Companies & Distributors	2.2
Textiles, Apparel & Luxury Goods	2.1
Commercial Banks	2.1
Electrical Equipment	1.8
Communications Equipment	1.6
Semiconductors & Semiconductor Equipment	1.6
Financial Services	1.4
Diversified Telecommunication Services	1.4
Consumer Staples Distribution & Retail	1.4
Insurance	1.3
Health Care REITs	1.3
Specialty Retail	1.2
Metals & Mining	1.1
Office REITs	0.9
Health Care Technology	0.8
Interactive Media & Services	0.8
Total	100.0

* Portfolio composition is subject to change.

HSBC FAMILY OF FUNDS 21

HSBC RADIANT U.S. SMALLER COMPANIES PORTFOLIO

Schedule of Portfolio Investments—as of October 31, 2023

Common Stocks — 98.6%

	Shares	Value ($)
Biotechnology — 8.2%
Alkermes PLC (a)	13,530	327,291
Dynavax Technologies Corp. (a)	16,340	232,191
Exact Sciences Corp. (a)	4,560	280,850
Halozyme Therapeutics, Inc. (a)	10,710	362,748
Ironwood Pharmaceuticals, Inc. Class A(a)	14,380	128,989
MiMedx Group, Inc. (a)	28,520	187,091
Neurocrine Biosciences, Inc. (a)	750	83,205
		1,602,365
Building Products — 4.5%
Apogee Enterprises, Inc.	2,900	124,468
Griffon Corp.	5,870	234,448
JELD-WEN Holding, Inc. (a)	3,500	39,655
Owens Corning	2,570	291,361
Quanex Building Products Corp.	7,030	188,755
		878,687
Capital Markets — 2.3%
Donnelley Financial Solutions, Inc. (a)	4,670	254,188
Victory Capital Holdings, Inc. Class A	6,710	197,677
		451,865
Commercial Banks — 2.1%
Ameris Bancorp	5,810	216,713
SouthState Corp.	2,980	196,978
		413,691
Communications Equipment — 1.6%
Extreme Networks, Inc. (a)	15,120	311,774
Construction & Engineering — 3.1%
Sterling Infrastructure, Inc. (a)	3,830	279,015
WillScot Mobile Mini Holdings Corp. (a)	8,460	333,409
		612,424
Consumer Staples Distribution & Retail — 1.3%
Sprouts Farmers Market, Inc. (a)	6,240	262,205
Diversified Consumer Services — 4.6%
Coursera, Inc. (a)	16,360	283,682
Frontdoor, Inc. (a)	7,970	230,572
H&R Block, Inc.	9,250	379,713
		893,967
Diversified Telecommunication Services — 1.4%
Iridium Communications, Inc.	7,360	272,688
Electrical Equipment — 1.8%
Atkore, Inc. (a)	2,780	345,498
Electronic Equipment, Instruments & Components — 5.3%
Advanced Energy Industries, Inc.	3,880	338,569
Jabil, Inc.	3,790	465,412
Vontier Corp.	7,790	230,272
		1,034,253
Financial Services — 1.4%
WEX, Inc. (a)	1,640	273,027
Health Care Equipment & Supplies — 12.1%
Alphatec Holdings, Inc. (a)	18,750	172,125
Artivion, Inc. (a)	14,460	184,220
AtriCure, Inc. (a)	5,130	177,703
CONMED Corp.	3,000	292,380
Glaukos Corp. (a)	3,640	248,248
Common Stocks, continued

	Shares	Value ($)
Haemonetics Corp. (a)	3,280	279,554
Inari Medical, Inc. (a)	4,290	260,446
Inspire Medical Systems, Inc. (a)	960	141,274
Lantheus Holdings, Inc. (a)	4,200	271,320
Penumbra, Inc. (a)	740	141,451
Tactile Systems Technology, Inc. (a)	8,680	94,786
TransMedics Group, Inc. (a)	2,970	111,316
		2,374,823
Health Care Providers & Services — 6.7%
AMN Healthcare Services, Inc. (a)	2,510	190,409
Ensign Group, Inc.	4,580	442,428
Option Care Health, Inc. (a)	9,260	256,780
Progyny, Inc. (a)	3,580	110,479
RadNet, Inc. (a)	7,500	202,200
Select Medical Holdings Corp.	4,850	110,240
		1,312,536
Health Care REITs — 1.3%
Omega Healthcare Investors, Inc.REIT	7,430	245,933
Health Care Technology — 0.8%
Health Catalyst, Inc. (a)	19,860	148,751
Household Durables — 3.8%
Cavco Industries, Inc. (a)	100	24,951
Installed Building Products, Inc.	3,250	362,927
Tempur Sealy International, Inc.	8,760	349,787
		737,665
Insurance — 1.3%
Everest Group Ltd.	640	253,197
Interactive Media & Services — 0.7%
Cars.com, Inc. (a)	9,680	147,426
Metals & Mining — 1.0%
Constellium SE Class A(a)	13,080	206,664
Office REITs — 0.9%
Boston Properties, Inc.REIT	3,390	181,602
Professional Services — 5.0%
Paylocity Holding Corp. (a)	2,210	396,474
TriNet Group, Inc. (a)	2,650	272,288
Verra Mobility Corp. Class A(a)	15,870	313,750
		982,512
Semiconductors & Semiconductor Equipment — 1.6%
Rambus, Inc. (a)	5,700	309,681
Software — 15.3%
Elastic NV (a)	4,020	301,661
Gen Digital, Inc.	20,200	336,532
Manhattan Associates, Inc. (a)	2,350	458,203
Nutanix, Inc. Class A(a)	11,890	430,299
PROS Holdings, Inc. (a)	7,730	240,790
Smartsheet, Inc. Class A(a)	6,410	253,451
Tenable Holdings, Inc. (a)	6,330	266,556
Teradata Corp. (a)	4,990	213,173
Workiva, Inc. Class A(a)	4,040	351,844
Zuora, Inc. Class A(a)	20,620	152,794
		3,005,303
Specialized REITs — 2.9%
EPR Properties REIT	5,470	233,569
Iron Mountain, Inc. REIT	5,730	338,471
		572,040

22 HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC RADIANT U.S. SMALLER COMPANIES PORTFOLIO

Schedule of Portfolio Investments—as of October 31, 2023 (continued)

Common Stocks, continued

	Shares	Value ($)
Specialty Retail — 1.2%
Abercrombie & Fitch Co. Class A(a)	3,870	235,373
Technology Hardware, Storage & Peripherals — 2.2%
Pure Storage, Inc. Class A(a)	12,540	423,978
Textiles, Apparel & Luxury Goods — 2.1%
Kontoor Brands, Inc.	8,930	414,799
Trading Companies & Distributors — 2.1%
Boise Cascade Co.	2,150	201,563
SiteOne Landscape Supply, Inc. (a)	1,570	216,299
		417,862
TOTAL COMMON STOCKS (Cost $19,093,162)		19,322,589
TOTAL INVESTMENTS IN SECURITIES
(Cost $19,093,162) — 98.6%		19,322,589
Other Assets (Liabilities) — 1.4%		264,889
NET ASSETS — 100.0%		$19,587,478

(a) Represents non-income producing security.

See notes to financial statements.	HSBC FAMILY OF FUNDS 23

HSBC FAMILY OF FUNDS

Statement of Assets and Liabilities—as of October 31, 2023

HSBC Radiant U.S. Smaller Companies Portfolio
Assets:
Investments in securities, at value	$19,322,589
Cash	376,331
Dividends receivable	8,663
Prepaid expenses and other assets	6,908
Total Assets	19,714,491

Liabilities:
Accrued expenses and other liabilities:
Investment Management	4,351
Sub-Advisory	6,091
Administrative Services	8
Sub-Administration	1,392
Accounting	1,316
Compliance Services	5,815
Custodian	264
Printing	1,450
Professional	95,359
Trustee	6,072
Other	4,895
Total Liabilities	127,013

Net Assets Applicable to investors' beneficial interest	$19,587,478
Investments in securities, at cost	$19,093,162

24 HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC FAMILY OF FUNDS

Statement of Operations - For the year ended October 31, 2023

HSBC Radiant U.S. Smaller Companies Portfolio
Investment Income:
Dividends	$199,072
Foreign tax withholding	(107)
Total Investment Income	198,965

Expenses:
Investment Management Fees	56,998
Sub-Advisory Fees	79,798
Administrative Services	2,280
Accounting	4,822
Sub-Administration	1,281
Compliance Services	39,608
Custodian	4,112
Professional	490,889
Trustee	283,755
Other	37,028
Total Expenses	1,000,571

Net Investment Income/(Loss)	$(801,606)

Net Realized/Unrealized Gains/(Losses) from Investments in Securities:
Net realized gains/(losses) from investment securities	2,133,222
Change in unrealized appreciation/(depreciation) on investment securities	(1,304,226)

Net realized/unrealized gains/(losses) on investments	828,996
Change in Net Assets Resulting from Operations	$27,390

See notes to financial statements.	HSBC FAMILY OF FUNDS 25

HSBC FAMILY OF FUNDS

Statement of Changes in Net Assets

	HSBC Radiant U.S. Smaller Companies Portfolio
	Year Ended October 31, 2023	Year Ended October 31, 2022
Investment Activities:
Operations:
Net investment income/(loss)	$(801,606)	$(1,089,013)
Net realized gains/(losses) from investments	2,133,222	(6,138,794)
Change in unrealized appreciation/(depreciation) on investments	(1,304,226)	(19,678,077)
Change in net assets resulting from operations	27,390	(26,905,884)
Proceeds from contributions	2,163,983	64,074,231
Value of withdrawals	(7,802,667)	(113,329,023)
Change in net assets resulting from transactions in investors' beneficial interest	(5,638,684)	(49,254,792)
Change in net assets	(5,611,294)	(76,160,676)

Net Assets:
Beginning of period	25,198,772	101,359,448
End of period	$19,587,478	$25,198,772

26 HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC RADIANT U.S. SMALLER COMPANIES PORTFOLIO

Financial Highlights

Selected data for a share outstanding throughout the periods indicated.*

	Ratios/Supplemental Data
	Total Return	Net Assets at End of Period (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover
HSBC Radiant U.S. Smaller Companies Portfolio
Year Ended October 31, 2023	(0.69)%	$19,587	4.39%	(3.52)%		103%
Year Ended October 31, 2022	(27.12)%	25,198	2.60%	(1.72	)%(a)	120%
Year Ended October 31, 2021	43.07%	101,359	1.25%	(0.53)%		78%
Year Ended October 31, 2020	22.50%	131,286	1.13%	(0.49)%		94%
Year Ended October 31, 2019	9.31%	124,533	1.07%	(0.31)%		81%
(a)	Reflects special dividends paid out during the year by several of the Portfolio’s holdings. Had the Portfolio not received the special dividends, the net investment income/(loss) ratio would have been (2.11)%.

See notes to financial statements.	HSBC FAMILY OF FUNDS 27

HSBC FAMILY OF FUNDS

Notes to Financial Statements—October 31, 2023

1.	Organization:

The HSBC Funds (the “Trust”), a Delaware statutory trust organized on March 2, 2016, is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. As of October 31, 2023, the Trust is comprised of 5 separate operational funds, each a series of the HSBC Family of Funds. The accompanying financial statements are presented for the HSBC Radiant U.S. Smaller Companies Portfolio (the “Portfolio”) (formerly, HSBC RadiantESG U.S. Smaller Companies Portfolio).

For simplicity purposes, this document may use the term “Fund” to include the Portfolio. This two-tier fund structure is commonly referred to as a “master-feeder” structure because one fund (the Fund or “feeder fund”) is investing all its assets in a second fund (the Portfolio or “master fund”).

The Portfolio operates as a master fund in a master-feeder arrangement, in which the two feeder funds invest all or part of their investable assets in the Portfolio. The Agreement and Declaration of Trust permits the Board of Trustees (the “Board”) to issue an unlimited number of beneficial interests in the Portfolio.

The Portfolio is a diversified series of the Trust. Financial statements for all other series of the Trust are published separately.

The following represents each feeder fund’s proportionate ownership interest in the Portfolio:

Fund	Proportionate Ownership Interest on October 31, 2023 (%)
Radiant U.S. Smaller Companies Fund	34.9
Radiant U.S. Smaller Companies Fund (Class I)	65.1

Under the Trust’s organizational documents, the Trust’s officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Portfolio. In addition, in the normal course of business, the Trust may enter into contracts with its service providers, which also provide for indemnifications by the Portfolio. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio. However, based on experience, the Trust believes the risk of loss to be remote.

The Portfolio is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”

2.	Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America. The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities Valuation:

The Portfolio records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3 below.

Investment Transactions and Related Income:

Investment transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Investment gains and losses are calculated on the identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts.

28 HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS

Notes to Financial Statements—October 31, 2023 (continued)

Dividend income is recorded on the ex-dividend date. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of the securities received. To the extent such information is publicly available, the Portfolio records distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Portfolio adjusts the estimated amounts of the components of distributions (and consequently their net investment income) as necessary, once the issuers provide information about the actual composition of the distributions. The Portfolio makes an allocation of its investment income, expenses and realized gains and losses from securities transactions to its investors in proportion to their investment in the Portfolio on the date of such accrual or gain/loss.

Foreign Currency Translation:

The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts, if any, are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities at the close of each business day. Purchases and sales of securities, and income and expenses, as applicable, are translated at the prevailing rate of exchange on the respective dates of such transactions. The Portfolio does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. If applicable, any such fluctuations are included with the net realized and unrealized gain or loss from investments in securities.

Restricted Securities:

The Portfolio may invest in restricted securities. A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or another exemption from the registration requirements of the 1933 Act. Certain restricted securities may be resold in transactions exempt from registration, normally to qualified institutional buyers, and may be classified as liquid by the Investment Adviser (as defined in Note 4 - Related Party Transactions and Other Agreements and Plans) under the Trust’s liquidity risk management program, as approved by the Board. Therefore, not all restricted securities are considered illiquid. Disposal of restricted securities may involve time consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net assets of the Portfolio. As of October 31, 2023, there were no restricted securities held by the Portfolio.

Allocations:

Expenses directly attributable to the Portfolio are charged to the Portfolio. Expenses not directly attributable to the Portfolio are allocated among the applicable series within the Trust equally to each series, in relation to its net assets, or another appropriate basis. Because the Portfolio operates in a master-feeder structure, in which the feeder funds invest all of their investable assets in the Portfolio, certain expenses are allocated solely to the Portfolio rather than the feeder funds.

Federal Income Taxes:

The Portfolio is treated as a partnership for U.S. federal income tax purposes. Accordingly, the Portfolio passes through all of its net investment income and gains and losses to its feeder funds, and is therefore not subject to U.S. federal income tax. As such, the feeder funds are allocated for tax purposes their respective share of the Portfolio’s ordinary income and realized gains or losses. It is intended that the Portfolio will continue to be managed in such a way that its feeder funds will be able to satisfy the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies.

Management of the Portfolio has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken. Management’s conclusions may be subject to future review based on changes in, or interpretation of, accounting standards or tax laws and regulations.

HSBC FAMILY OF FUNDS 29

HSBC FAMILY OF FUNDS

Notes to Financial Statements—October 31, 2023 (continued)

3.	Investment Valuation Summary:

The valuation techniques employed by the Portfolio, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs used for valuing the Portfolio’s investments are summarized in the three broad levels listed below:

•	Level 1—quoted prices (unadjusted) in active markets for identical assets
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Investment Adviser’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Exchange traded domestic equity securities are valued at the last sale price on a national securities exchange (except the Nasdaq Stock Market), or in the absence of recorded sales, at the readily available closing bid price on such exchanges. Securities traded on the Nasdaq Stock Market are valued at the Nasdaq Official Closing Price on the date of valuation. Domestic equity securities that are not traded on an exchange are valued at the quoted bid price in the over-the-counter market. These securities are typically categorized as Level 1 in the fair value hierarchy.

Shares of exchange traded and closed-end registered investment companies are valued in the same manner as other equity securities and are typically categorized as Level 1 in the fair value hierarchy. Investments in other mutual funds are valued at their net asset values (“NAVs”), as reported by such mutual funds and are typically categorized as Level 1 in the fair value hierarchy.

Securities or other assets for which market quotations are not readily available, or are deemed unreliable due to a significant event or otherwise, are fair valued pursuant to procedures approved by the Board (“Procedures”).

With respect to the Portfolio’s investments that do not have readily available or reliable market quotations, the Board has designated the Investment Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act. These instruments are classified as Level 2 or Level 3 in the fair value hierarchy.

Examples of potentially significant events that could affect the value of an individual security and thus require fair value pricing under the Procedures include corporate actions by the issuer, announcements by the issuer relating to its earnings or products, regulatory news, natural disasters, and litigation. Examples of potentially significant events that could affect multiple securities held by the Portfolio include governmental actions, natural disasters, and armed conflicts. Fair value pricing may require subjective determinations about the value of a security. While the Procedures are intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, neither the Trust nor the Investment Adviser can ensure that fair values determined under the Procedures would accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing. The prices used by the Portfolio may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

As of October 31, 2023, all investments were categorized as Level 1 in the fair value hierarchy. The breakdown of investment categorization is disclosed in the Schedule of Portfolio Investments.

30 HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS

Notes to Financial Statements—October 31, 2023 (continued)

4.	Related Party Transactions and Other Agreements and Plans:

Investment Management:

HSBC Global Asset Management (USA) Inc. (“HSBC” or the “Investment Adviser”), a wholly owned subsidiary of HSBC USA, Inc., a registered bank holding company under the laws of the United States, acts as Investment Adviser to the Portfolio. As Investment Adviser, HSBC manages the investments of the Portfolio and continuously reviews, supervises, and administers the Portfolio’s investments pursuant to an Investment Advisory Contract. The Adviser has retained Radiant Global Investors LLC (“Radiant” or the “Subadviser”) to provide day-to-day management of the Portfolio. Radiant is paid for its services directly by the Portfolio.

For their services, the Investment Adviser and Radiant receive in aggregate, a fee, accrued daily and paid monthly, at an annual rate of 0.60% of the Portfolio’s average daily net assets. The Investment Adviser’s contractual fee is 0.25% and Radiant’s contractual fee is 0.35%.

Administration, Fund Accounting and Other Services:

HSBC also serves the Portfolio as Administrator. Effective November 7, 2022, under the terms of the Amended and Restated Administration Services Agreement, HSBC receives from the Portfolio (as well as other series of the Trust combined) a fee, accrued daily and paid monthly, at an annual rate of two basis points (0.02%) of average daily net assets. The fee rate is determined on the basis of the aggregate average daily net assets of the Trust. The total administration fee paid to HSBC is allocated to each series based upon its proportionate share of the aggregate net assets of the Trust subject to certain allocations in cases where one series invests some or all of its assets in another series of the Trust (for example, the feeder funds). For assets invested in the Portfolio by the Funds, the Portfolio pays half of the administration fee and the Funds pay the remaining half, for a combination of the total fee rate set forth above.

Prior to November 7, 2022, HSBC received, as Administrator to the Portfolio (as well as other series of the Trust), a fee, accrued daily and paid monthly, at an annual rate based on the aggregate average daily net assets of the Trust, based on the breakpoints set forth below. A portion of such fees was paid by HSBC to the Portfolio’s former Sub-Administrator, Citi Fund Services Ohio, Inc. (“Citi”).

Based on Average Daily Net Assets of the Trust	Fee Rate (%)
Up to $10 billion	0.0400
In excess of $10 billion but not exceeding $20 billion	0.0350
In excess of $20 billion but not exceeding $50 billion	0.0265
In excess of $50 billion	0.0245

Effective as of November 7, 2022, State Street Bank and Trust Company (“State Street”) serves as Sub-Administrator to the Portfolio and provides fund accounting, custody, fund administration, regulatory administration and certain other services to the Portfolio pursuant to a Master Services Agreement with the Trust. For its services, State Street is entitled to a fee, payable by the Portfolio, based on the Portfolio’s net assets, subject to per Portfolio fees, miscellaneous fees and reimbursements of certain expenses.

Effective as of November 7, 2022, under a Fund PFO/Treasurer, CCO, Secretary and AMLO Agreement between Foreside Fund Officer Services, LLC (“Foreside”) and the Trust, Foreside makes individuals available to serve as the Trust’s Chief Compliance Officer, Anti-Money Laundering Officer, Treasurer and Secretary. For the services provided under that agreement, the Trust paid Foreside $200,146 for the year ended October 31, 2023, plus reimbursement of certain out-of-pocket expenses. Compliance services fees incurred by each Fund are reflected on the Statement of Operations as “Compliance Services” and the other services fees are included in “Other” on the Statement of Operations. Foreside pays the salary and other compensation earned by individuals performing these services. Prior to November 7, 2022, Citi provided these officer services.

HSBC FAMILY OF FUNDS 31

HSBC FAMILY OF FUNDS

Notes to Financial Statements—October 31, 2023 (continued)

Independent Trustees:

The Trust pays an annual retainer to each Independent Trustee, plus additional annual retainers to each Committee Chair and the Chairman of the Board. The Independent Trustees also receive a fee for each regular, special, and informational meeting of the Board attended. The aggregate amount of the fees and expenses of the Independent Trustees are allocated amongst all the funds in the Trust and are presented in the Statement of Operations.

Other:

The Portfolio may purchase securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Investment Adviser. For the year ended October 31, 2023, the Portfolio did not purchase any such securities.

The Portfolio may use related party broker-dealers. For the year ended October 31, 2023, there were no brokerage commissions paid to broker-dealers affiliated with the Investment Adviser.

The Investment Adviser and its affiliates may have lending, banking, brokerage, underwriting, or other business relationships with the issuers of the securities in which the Portfolio invests.

Investment Transactions:

Cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) for the year ended October 31, 2023 were as follows:

	Purchases ($)	Sales ($)
Radiant U.S. Smaller Companies Portfolio	23,149,057	29,639,862
6.	Investment Risks:

The risks are presented in an order intended to facilitate readability, and their order does not imply that the realization of one risk is likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Equity Securities Risk: The prices of equity securities fluctuate from time to time based on changes in a company’s financial condition or overall market and economic conditions. As a result, the value of equity securities may fluctuate drastically from day to day.

Market Risk: The value of the Portfolio’s investments may decline due to changing economic, political, social, regulatory or market conditions. Market risk may affect a single issuer, industry or sector of the economy or it may affect the economy as a whole. Moreover, the conditions in one country or geographic region could adversely affect the Portfolio’s investments in a different country or geographic region. Events such as war, acts of terrorism, social unrest, natural disasters, rapid changes in interest rates, the spread of infectious illness or other public health threats could also significantly impact the Portfolio and its investments.

Model and Data Risk: Radiant employs proprietary quantitative models in selecting investments for the Portfolio. Investments selected using these models may perform differently than expected as a result of the factors used in the models, the weight placed on each factor, changes in a factor’s historical trends, and technical issues in the construction, implementation, and maintenance of the models (including, for example, problems with data sourced by Radiant or supplied by third parties, software issues, or other types of errors). There are limitations inherent in every quantitative model and there is no guarantee that quantitative models will perform as expected or result in effective investment decisions for the Portfolio. Additionally, commonality of holdings across quantitative asset managers may amplify losses.

32 HSBC FAMILY OF FUNDS

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Notes to Financial Statements—October 31, 2023 (continued)

ESG Investing Risk: The incorporation of environmental, social and governance (“ESG”) criteria, including ESG and Impact scores and the identification of controversial business lines and other screens, into the investment process will cause the Portfolio to forgo investment opportunities available to other mutual funds that do not use these criteria, or to increase or decrease its exposure to certain sectors or certain types of companies. For example, the Portfolio will generally not seek to invest in companies that operate in, or derive a specific amount of revenue from, controversial business lines (e.g., tobacco, nuclear armaments and other controversial weapons, and thermal coal extraction), or companies with severe controversies (e.g., severe violators of human rights and liberties). As a result, the Portfolio could underperform or outperform other mutual funds that do not consider ESG criteria in their investment processes. In evaluating a company, Radiant is dependent upon third-party data that it believes to be reliable, but it does not guarantee the accuracy of such third-party data. ESG data from third-party data providers may be incomplete, inaccurate, or unavailable and may vary significantly from one third-party data provider to another, which could adversely affect the analysis of ESG criteria relevant to a particular company. Investing on the basis of ESG criteria is qualitative and subjective by nature and there can be no assurance that the process utilized by Radiant or any third-party research or data providers or any judgment exercised by Radiant will reflect the views of any particular investor. Radiant ESG criteria and ESG-related investment processes may be changed periodically without shareholder approval or notice.

7.	Federal Income Tax Information:

As of the tax year ended October 31, 2023, the cost basis of investments for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/(depreciation) were as follows:

	Tax Cost ($)	Tax Unrealized Appreciation ($)	Tax Unrealized Depreciation ($)	Net Unrealized Appreciation/ (Depreciation) ($)*
Radiant U.S. Smaller Companies Portfolio	19,154,910	1,800,440	(1,632,761)	167,679

*	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.
8.	Subsequent Events:

Subsequent events occurring after the date of this report have been evaluated for potential impact, for purposes of recognition or disclosure in the financial statements, through the date the report was issued and no adjustments or additional disclosures were required to the financial statements.

HSBC FAMILY OF FUNDS 33

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of HSBC Funds and Shareholders of HSBC Radiant U.S. Smaller Companies Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of HSBC Radiant U.S. Smaller Companies Portfolio (one of the funds constituting HSBC Funds, hereafter collectively referred to as the “Fund”) as of October 31, 2023, the related statement of operations for the year ended October 31, 2023, the statements of changes in net assets for each of the two years in the period ended October 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2023 and the financial highlights for each of the five years in the period ended October 31, 2023 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2023 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
New York, New York
December 26, 2023

We have served as the auditor of one or more investment companies in the HSBC Funds since 2015.

34 HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS

Table of Shareholder Expenses—as of October 31, 2023 (Unaudited)

As a shareholder of the Portfolio, you incur ongoing costs, including management fees and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The actual examples are based on an investment of $1,000 invested at the beginning of a six-month period beginning May 1, 2023 and held through the period ended October 31, 2023.

The columns below under the heading entitled “Actual” provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six-month period and held throughout the period ended October 31, 2023.

The columns below under the heading entitled “Hypothetical” provide information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the columns under the heading entitled “Hypothetical” are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Actual		Hypothetical (5% return before expenses)
	Annualized Expense Ratio During Period	Beginning Account Value 5/1/23	Ending Account Value 10/31/23	Expenses Paid During Period(1)	Ending Account Value 10/31/23	Expenses Paid During Period(1)
Radiant U.S. Smaller Companies Portfolio	4.48%	$1,000.00	$964.20	$22.18	$1,002.60	$22.61

(1)	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.)
HSBC FAMILY OF FUNDS 35

HSBC FAMILY OF FUNDS

Board of Trustees and Officers (Unaudited)

MANAGEMENT OF THE TRUST

The following table contains information regarding the HSBC Family of Funds’ Board of Trustees (“Trustees”). The HSBC Family of Funds’ Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling (888) 525-5757.

Name, Address(1) and Age	Position(s) Held With Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held By Trustee During the Past 5 Years(3)
Independent Trustees
MARCIA L. BECK Age: 68	Trustee and Chair	Indefinite; 2008 to present	Private Investor (1999 – present)	5	None
SUSAN C. GAUSE Age: 71	Trustee	Indefinite; 2013 to present	Private Investor (2003 – present)	5	Brighthouse Funds Trust II (fka Metropolitan Series Fund) (2012 – present); Brighthouse Funds Trust I (fka Met Investors Series Trust) (2008 – present)
SUSAN S. HUANG Age: 69	Trustee	Indefinite; 2008 to present	Private Investor (2000 – present)	5	None
HUGH T. HURLEY III Age: 59	Trustee	Indefinite; 2020 to present	Private Investor (2017 – present)	5	Oakmark Funds (2018 – present)
Interested Trustee
PAUL D. DAWE(4) Age: 53	Trustee	Indefinite; 2023 to present	Chief Executive Officer and Chief Operating Officer, HSBC Global Asset Management (USA) Inc. (2020 – present); Chief Operating Officer, HSBC Global Asset Management (USA) Inc. (2011 – 2020)	5	None

(1)	Each Independent Trustee may be contacted by writing to the Trustee, c/o SS&C Global Investor and Distribution Solutions, Inc., P.O. Box 219691, Kansas City, MO 64121-9691, Attn: Stefano Michelagnoli. Mr. Dawe may be contacted by writing to the Adviser, 452 Fifth Avenue, New York, New York 10018.
(2)	The “Fund Complex” is comprised of the 5 portfolios of HSBC Funds.
(3)	This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the 1940 Act.
(4)	Mr. Dawe is considered an interested Trustee (i.e., not independent) because of his affiliation with the Adviser and its affiliates.
36 HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS

Board of Trustees and Officers (Unaudited) (continued)

Name, Address and Age	Position(s) Held With Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers
STEFANO R. MICHELAGNOLI 452 Fifth Avenue New York, NY 10018 Age: 53	President	One year; 2020 to present	Global Head of Client Operations, HSBC Global Asset Management (USA) Inc. (June 2020 – present); Regional Head of Product (Americas), HSBC Global Asset Management (USA) Inc. (2015 – June 2020)
JAMES D. LEVY 452 Fifth Avenue New York, NY 10018 Age: 60	Vice President	One year; 2014 to present	Vice President, Product Management, HSBC Global Asset Management (USA) Inc. (2014 – present)
MARIA CLEM SELL(1) 3 Canal Plaza, Suite 100 Portland, ME 04101 Age: 45	Treasurer	One year; 2022 to present	Senior Principal Consultant and Fund Treasurer, ACA Global (f/k/a Foreside Financial Group, LLC) (2021 – present); Director, Franklin Templeton Investments (2014 – 2021)
PATRICK J. KENISTON(1) 3 Canal Plaza, Suite 100 Portland, ME 04101 Age: 59	Chief Compliance Officer and Secretary	One year; 2022 to present	Senior Principal Consultant, ACA Global (f/k/a Foreside Fund Officer Services, LLC) (2008 – present)
JAMES M. CURTIS 452 Fifth Avenue New York, NY 10018 Age: 55	Chief Legal Officer	One year; 2018 to present	Associate General Counsel, HSBC Technology & Services (USA) Inc. (2018 – present); Associate General Counsel, HSBC Securities (USA) Inc. (2005 – 2017)

(1)	Mr. Keniston and Ms. Sell are also officers of certain other investment companies.
HSBC FAMILY OF FUNDS 37

HSBC FAMILY OF FUNDS

Other Information (Unaudited)

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 1-800-525-5757 for HSBC Bank USA and HSBC Brokerage (USA) Inc. clients and 1-800-782-8183 for all other shareholders; (ii) on the Funds’ website at https://www.assetmanagement.us.hsbc.com/en/individual-investor/fund-centre; and (iii) on the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Funds file their portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter with the SEC on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter is available on the SEC’s website at http://www.sec.gov. The Funds’ Schedules of Investments will be available no later than 60 days after each period end, without charge, on the Funds’ website at https://www.assetmanagement.us.hsbc.com/en/individual-investor/fund-centre.

An investment in a Fund is not a deposit of HSBC Bank USA, National Association, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

38 HSBC FAMILY OF FUNDS

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HSBC FAMILY OF FUNDS:

INVESTMENT ADVISER AND ADMINISTRATOR

HSBC Global Asset Management (USA) Inc.
452 Fifth Avenue
New York, NY 10018

SUB-ADVISER

HSBC Radiant U.S. Smaller Companies Portfolio
Radiant Global Investors LLC
21 Orinda Way, Suite C-546
Orinda, CA 94563

Investment products:

ARE NOT A BANK DEPOSIT OR OBLIGATION OF THE BANK OR ANY OF ITS AFFILIATES	ARE NOT FDIC INSURED	ARE NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
ARE NOT GUARANTEED BY THE BANK OR ANY OF ITS AFFILIATES		MAY LOSE VALUE

SHAREHOLDER SERVICING AGENTS

For HSBC Bank USA, N.A. and
HSBC Securities (USA) Inc. Clients

HSBC Bank USA, N.A.
452 Fifth Avenue
New York, NY 10018
1-888-525-5757

For All Other Shareholders

HSBC Funds
P.O. Box 219691
Kansas City,
MO 64121-9691
1-800-782-8183

SUB-TRANSFER AGENT

SS&C Global Investor and Distribution Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169

DISTRIBUTOR

Foreside Distribution Services, L.P.
Three Canal Plaza, Suite 100
Portland, ME 04101

CUSTODIAN AND TRANSFER AGENT

State Street Bank and Trust Company
1 Congress Street
Boston, MA 02114

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

LEGAL COUNSEL

Dechert LLP
1900 K Street, N.W.
Washington, D.C. 20006

Investment products are offered by HSBC Securities (USA) Inc. (HSI), member NYSE/FINRA/SIPC. HSI is an affiliate of HSBC Bank USA, N.A. Investment products: Are not a deposit or other obligation of the bank or any of its affiliates; Not FDIC insured or insured by any federal government agency of the United States; Not guaranteed by the bank or any of its affiliates; and are subject to investment risk, including possible loss of principal invested.

Investors should consider the investment objectives, risks, charges, and expenses of the investment company carefully before investing. The prospectus contains this and other important information about the investment company. For clients of HSBC Securities (USA) Inc., please call 1-888-525-5757 for more information. For other investors and prospective investors, please call the Funds directly at 1-800-782-8183 or visit our website at https://www.assetmanagement.us.hsbc.com/en/ individual-investor/fund-centre. Investors should read the prospectus carefully before investing or sending money.

HSB-AR-EQF-1223	12/23

(b)	Not applicable.

Item 2. Code of Ethics.

(a)        HSBC Funds (the “Registrant”) has adopted a Code of Ethics that applies to the Registrant’s principal executive officer and principal financial officer.

(b)        No disclosures are required by this Item 2(b).

(c)       There have been no amendments to the Registrant’s Code of Ethics during the reporting period for this Form N-CSR.

(d)      There have been no waivers granted by the Registrant to individuals covered by the Registrant’s Code of Ethics during the reporting period for this Form N-CSR.

(e)        Not applicable.

(f)        A copy of the Registrant’s Code of Ethics is attached as Exhibit 13(a)(1) to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

(a)(1)

The Board of Trustees of the Registrant has determined that the Registrant has at least one member serving on the Registrant’s Audit Committee that possesses the attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert.”

(a)(2)

The name of the audit committee financial experts are Marcia Beck, Susan Gause and Hugh Hurley III. Each is deemed to be “independent” as that term is defined in Item 3(a)(2) of Form N-CSR.

(a)(3)	Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees. The aggregate fees billed for professional services rendered by the independent registered public accounting firm for the audit of the Registrant’s annual financial statements or services normally provided in connection with statutory and regulatory filings or engagements for the last two fiscal years ended October 31, 2022 and 2023 were $175,000 and $270,000, respectively.

(b)

Audit-Related Fees. During the fiscal year ended October 31, 2022, the Registrant was billed $36,000 for audit-related services provided by the independent registered public accounting firm in connection with the transition of certain of the Funds’ service provider arrangements. These fees are not reported under paragraph (a) of this Item 4. During the fiscal year ended October 31, 2023, the Registrant was not billed for any audit-related services provided by the independent registered public accounting firm.

During the last two fiscal years ended October 31, 2022 and 2023, no fees for assurance and related services that relate directly to the operations and financial reporting of the Registrant were billed by the independent registered public accounting firm to the Registrant’s investment adviser (the “Adviser”) or any other entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Registrant.

(c)

Tax Fees. The aggregate fees billed for professional services rendered by the independent registered public accounting firm to the Registrant for tax compliance, tax advice, tax planning and tax return preparation for the last two fiscal years ended October 31, 2022 and 2023 were $57,870 and $56,870, respectively. The fees for 2022 and 2023 relate primarily to the preparation of federal and state income and excise tax returns and the review of excise tax distributions.

During the last two fiscal years ended October 31, 2022 and 2023, no fees for tax compliance, tax advice or tax planning services that relate directly to the operations and financial reporting of the Registrant were billed by the independent registered public accounting firm to the Adviser or any other entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Registrant.

(d)

All Other Fees. The aggregate fees billed for products and services provided by the independent registered public accounting firm to the Registrant, other than the services reported in paragraphs (a) – (c) of this Item 4, for the last two fiscal years ended October 31, 2022 and 2023 were $0 and $0, respectively.

During last two fiscal years ended October 31, 2022 and 2023, no fees for other services that relate directly to the operations and financial reporting of the Registrant were billed by the independent registered public accounting firm to the Adviser or any other entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Registrant.

(e)(1)

Pre-Approval Policies and Procedures. The Registrant’s Audit Committee is required to pre-approve all audit and permitted non-audit services performed by the Registrant’s independent registered public accounting firm in accordance with the Registrant’s Audit Committee Charter and the Investment Company Act of 1940, as amended.

(2)

There were no pre-approval requirements waived for the services provided to the Registrant described in paragraphs (b)-(d) of Item 4 by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (the “De Minimis Rule”). There were no fees billed for services provided to the Adviser described in paragraphs (b)-(d) of Item 4 that were required to be pre-approved by the Audit Committee as described in paragraph (e)(1) of Item 4.

(f)	No disclosures are required by this Item 4(f).

(g)

Non-Audit Fees. For the last two fiscal years ended October 31, 2022 and 2023, the aggregate non-audit fees billed by the independent registered public accounting firm for services rendered to the Registrant and the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provided ongoing services to the Registrant were approximately $1,890,000 and $2,263,977, respectively. Fees for 2022 and 2023 represent independent registered public accounting firm’s services provided to the Registrant and to HSBC Bank and affiliates related to general corporate, state and local tax assistance, accounting matters and various advisory projects.

(h)

The Registrant’s Audit Committee considered the non-audit services rendered to the Registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser, and believes the services are compatible with the principal accountant’s independence.

(i)	Not applicable.
(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable.

(b)	Not applicable.

Item 6. Investments.

(a)

Schedule of Investments is included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

The Registrant’s principal executive and principal financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, as of a date within 90 days of the filing date of this Form N-CSR based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Code of Ethics is attached hereto.

(a)(2)	The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

(a)(3)	Not applicable for open-end investment companies.

(a)(4)	Not applicable.

(b)

The certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HSBC Funds

By:	/s/ Stefano R. Michelagnoli
Stefano R. Michelagnoli
President (Principal Executive Officer)

Date:	January 5, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stefano R. Michelagnoli
Stefano R. Michelagnoli
President (Principal Executive Officer)

Date:	January 5, 2024

By:	/s/ Maria Clem Sell
Maria Clem Sell
Treasurer (Principal Financial Officer)

Date:	January 5, 2024